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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-02699

AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:    (713) 626-1919

Date of fiscal year end:    12/31

Date of reporting period:    03/31/18

Item 1. Schedule of Investments.

Invesco Alternative Strategies Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	ALST-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Alternative Strategies Fund

Schedule of Investments in Affiliated Issuers–99.97%(a)

	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/18	Value 03/31/18
Alternative Funds–24.20%
Invesco Global Targeted Returns Fund – Class R6(b)	19.81%	$511,755	$54,774	$(20,892)	$909	$(351)	$—	54,729	$ 546,195
Powershares DB Base Metals Fund–ETF (b)	2.43%	66,984	10,555	(6,239)	(5,399)	1,166	—	3,685	67,067
Powershares DB Silver Fund–ETF	1.96%	53,518	7,976	(5,377)	(1,906)	(211)	—	2,160	54,000
Total Alternative Funds		632,257	73,305	(32,508)	(6,396)	604	—		667,262
Asset Allocation Funds–31.15%
Invesco Balanced-Risk Allocation Fund – Class R6(b)	15.53%	407,737	48,735	(21,834)	(5,564)	(929)	—	39,460	428,145
Invesco Balanced-Risk Commodity Strategy Fund – Class R6	2.41%	64,300	6,566	(4,061)	(316)	(218)	—	9,347	66,271
Invesco Macro Allocation Strategy Fund – Class R6(b)	13.21%	347,980	43,951	(22,345)	(4,587)	(707)	—	38,962	364,292
Total Asset Allocation Funds		820,017	99,252	(48,240)	(10,467)	(1,854)	—		858,708
Domestic Equity Funds–17.93%
Invesco All Cap Market Neutral Fund – Class R6(b)	13.96%	336,860	60,057	(17,080)	8,057	(3,010)	—	44,963	384,884
Invesco Long/Short Equity Fund – Class R6	3.97%	105,513	12,083	(5,022)	(3,012)	(65)	—	9,383	109,497
Total Domestic Equity Funds		442,373	72,140	(22,102)	5,045	(3,075)	—		494,381
Fixed-Income Funds–1.98%
Invesco Floating Rate Fund – Class R6	1.98%	51,580	4,827	(1,781)	66	(7)	597	7,224	54,685
Foreign Equity Funds–20.55%
Invesco Global Infrastructure Fund – Class R6	3.68%	97,359	13,036	(4,038)	(4,597)	(292)	353	10,116	101,468
Invesco Global Market Neutral Fund – Class R6(b)	16.87%	457,902	42,519	(30,725)	(1,984)	(2,728)	—	50,542	464,984
Total Foreign Equity Funds		555,261	55,555	(34,763)	(6,581)	(3,020)	353		566,452
Real Estate Funds–3.88%
Invesco Global Real Estate Fund – Class R6	3.88%	102,269	12,051	(4,179)	(2,926)	(259)	393	8,189	106,956
Money Market Funds–0.28%
Invesco Government & Agency Portfolio –Institutional Class, 1.55%(c)	0.10%	4,509	108,230	(110,093)	—	—	19	2,646	2,646
Invesco Liquid Assets Portfolio –Institutional Class, 1.74%(c)	0.07%	3,220	77,307	(78,638)	—	—	16	1,889	1,889
Invesco Treasury Portfolio –Institutional Class, 1.57%(c)	0.11%	5,153	123,691	(125,820)	—	—	21	3,024	3,024
Total Money Market Funds		12,882	309,228	(314,551)	—	—	56		7,559
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $2,801,480)	99.97%	$2,616,639	$626,358	$(458,124)	$(21,259)	$(7,611)	$1,399		$ 2,756,003
OTHER ASSETS LESS LIABILITIES	0.03%								934
NET ASSETS	100.00%								$ 2,756,937

Investment Abbreviations:

ETF   —   Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Alternative Strategies Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value

Invesco Alternative Strategies Fund

A.    Security Valuations – (continued)

and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Alternative Strategies Fund

As of March 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco Alternative Strategies Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2018

invesco.com/us	IBRR-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–99.78%(a)

	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Asset Allocation Funds–59.78%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	59.78%	$15,040,728	$27,481	$(482,808)	$(223,709)	$14,712	$—	1,325,014	$ 14,376,404
Money Market Funds–40.00%
Invesco Government & Agency Portfolio-Institutional Class, 1.55%(c)	24.00%	5,848,441	558,336	(634,992)	—	—	18,691	5,771,785	5,771,785
Invesco Treasury Portfolio -Institutional Class, 1.57%(c)	16.00%	3,898,960	372,225	(423,328)	—	—	12,427	3,847,857	3,847,857
Total Money Market Funds		9,747,401	930,561	(1,058,320)	—	—	31,118		9,619,642
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $23,837,541)	99.78%	$24,788,129	$958,042	$(1,541,128)	$(223,709)	$14,712	$31,118		$ 23,996,046
OTHER ASSETS LESS LIABILITIES	0.22%								52,295
NET ASSETS	100.00%								$ 24,048,341
Invesco Balanced-Risk Retirement 2020 Fund Schedule of Investments in Affiliated Issuers–99.82%(a)
	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Asset Allocation Funds–69.48%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	69.48%	$46,601,141	$—	$(4,059,534)	$(743,165)	$100,168	$—	3,861,623	$ 41,898,610
Money Market Funds–30.34%
Invesco Government & Agency Portfolio-Institutional Class, 1.55%(c)	18.20%	11,006,717	3,062,966	(3,089,761)	—	—	36,663	10,979,922	10,979,922
Invesco Treasury Portfolio -Institutional Class, 1.57%(c)	12.14%	7,337,811	2,041,978	(2,059,841)	—	—	24,375	7,319,948	7,319,948
Total Money Market Funds		18,344,528	5,104,944	(5,149,602)	—	—	61,038		18,299,870
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $59,760,678)	99.82%	$64,945,669	$5,104,944	$(9,209,136)	$(743,165)	$100,168	$61,038		$ 60,198,480
OTHER ASSETS LESS LIABILITIES	0.18%								108,955
NET ASSETS	100.00%								$ 60,307,435
Invesco Balanced-Risk Retirement 2030 Fund Schedule of Investments in Affiliated Issuers–99.98%(a)
	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/18	Value 03/31/18
Asset Allocation Funds–99.71%
Invesco Balanced-Risk Allocation Fund- Class R6(b)	93.24%	$67,696,154	$799,829	$(3,224,973)	$(1,078,280)	$100,372	$—	5,925,632	$ 64,293,102
Invesco Balanced-Risk Aggressive Allocation Fund(b)	6.47%	5,381,921	40,538	(849,312)	(87,286)	(28,159)	—	537,720	4,457,702
Total Asset Allocation Funds		73,078,075	840,367	(4,074,285)	(1,165,566)	72,213	—		68,750,804
Money Market Funds–0.27%
Invesco Government & Agency Portfolio-Institutional Class, 1.55%(c)	0.16%	294,743	2,509,438	(2,691,495)	—	—	520	112,686	112,686
Invesco Treasury Portfolio -Institutional Class, 1.57%(c)	0.11%	196,495	1,672,959	(1,794,330)	—	—	344	75,124	75,124
Total Money Market Funds		491,238	4,182,397	(4,485,825)	—	—	864		187,810
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $70,554,801)	99.98%	$73,569,313	$5,022,764	$(8,560,110)	$(1,165,566)	$72,213	$864		$ 68,938,614
OTHER ASSETS LESS LIABILITIES	0.02%								15,520
NET ASSETS	100.00%								$ 68,954,134

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7–day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

March 31, 2018

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–99.92%(a)

	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Asset Allocation Funds–99.53%
Invesco Balanced-Risk Allocation Fund- Class R6(b)	58.99%	$31,154,838	$513,391	$(332,677)	$(470,437)	$15,899	$—	2,846,176	$ 30,881,014
Invesco Balanced-Risk Aggressive Allocation Fund(b)	40.54%	22,366,385	109,222	(741,846)	(539,797)	26,974	—	2,559,824	21,220,938
Total Asset Allocation Funds		53,521,223	622,613	(1,074,523)	(1,010,234)	42,873	—		52,101,952
Money Market Funds–0.39%
Invesco Government & Agency Portfolio-Institutional Class, 1.55%(c)	0.23%	255,193	852,137	(984,674)	—	—	556	122,656	122,656
Invesco Treasury Portfolio-Institutional Class, 1.57%(c)	0.16%	170,129	568,091	(656,450)	—	—	369	81,770	81,770
Total Money Market Funds		425,322	1,420,228	(1,641,124)	—	—	925		204,426
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $57,682,393)	99.92%	$53,946,545	$2,042,841	$(2,715,647)	$(1,010,234)	$42,873	$925		$ 52,306,378
OTHER ASSETS LESS LIABILITIES	0.08%								44,229
NET ASSETS	100.00%								$ 52,350,607
Invesco Balanced-Risk Retirement 2050 Fund Schedule of Investments in Affiliated Issuers–100.11%(a)
	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/18	Value 03/31/18
Asset Allocation Funds–99.55%
Invesco Balanced-Risk Allocation Fund- Class R6(b)	26.71%	$10,000,511	$288,432	$(713,224)	$(109,549)	$(31,592)	$—	869,546	$ 9,434,578
Invesco Balanced-Risk Aggressive Allocation Fund(b)	72.84%	28,181,038	299,771	(2,121,741)	(518,474)	(113,550)	—	3,103,383	25,727,044
Total Asset Allocation Funds		38,181,549	588,203	(2,834,965)	(628,023)	(145,142)	—		35,161,622
Money Market Funds–0.56%
Invesco Government & Agency Portfolio-Institutional Class, 1.55%(c)	0.34%	—	1,417,525	(1,297,840)	—	—	366	119,685	119,685
Invesco Treasury Portfolio -Institutional Class, 1.57%(c)	0.22%	—	945,017	(865,227)	—	—	244	79,790	79,790
Total Money Market Funds		—	2,362,542	(2,163,067)	—	—	610		199,475
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $38,947,810)	100.11%	$38,181,549	$2,950,745	$(4,998,032)	$(628,023)	$(145,142)	$610		$ 35,361,097
OTHER ASSETS LESS LIABILITIES	(0.11)%								(40,154)
NET ASSETS	100.00%								$ 35,320,943

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7–day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued

Invesco Balanced-Risk Retirement Funds

A.	Security Valuations – (continued)

at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Other Risks – The Funds and certain of the underlying funds are non-diversified and may invest in securities of fewer issuers than if they were diversified. Thus, the value of each Fund’s shares may vary more widely and the Funds may be subject to greater market and credit risk than if the Funds invested more broadly.

Invesco Balanced-Risk Retirement Funds

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco Balanced-Risk Retirement Funds

Invesco Allocation Funds Invesco Conservative Allocation Fund Invesco Growth Allocation Fund Invesco Moderate Allocation Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	AAS-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.06%(a)

	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/18	Value 03/31/18
Alternative Funds–2.51%
Invesco Global Targeted Returns Fund-Class R6(b)	2.51%	$8,001,974	$—	$(181,400)	$ 16,612	$248	$—	785,314	$ 7,837,434
Asset Allocation Funds–2.52%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	2.52%	8,157,296	—	(159,200)	(116,934)	2,002	—	726,559	7,883,164
Domestic Equity Funds–25.21%
Invesco All Cap Market Neutral Fund-Class R6(b)	2.04%	6,416,736	226,269	(360,723)	138,301	(50,668)	—	744,149	6,369,915
Invesco American Franchise Fund-Class R6(b)	2.37%	7,969,999	—	(927,917)	85,243	272,484	—	351,201	7,399,809
Invesco Diversified Dividend Fund-Class R6	7.37%	24,145,843	737,352	(855,185)	(1,011,145)	42,033	122,197	1,181,296	23,058,898
Invesco Equally-Weighted S&P 500 Fund-Class R6	5.57%	18,538,980	480,139	(1,443,271)	(575,796)	432,463	—	290,930	17,432,515
Invesco Growth and Income Fund-Class R6	4.52%	15,392,638	509,567	(1,377,250)	(664,612)	268,700	60,647	539,482	14,129,043
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	3.34%	11,184,296	111,642	(1,399,206)	(78,068)	632,728	8,790	219,983	10,451,392
Total Domestic Equity Funds		83,648,492	2,064,969	(6,363,552)	(2,106,077)	1,597,740	191,634		78,841,572
Fixed-Income Funds–60.56%
Invesco Core Plus Bond Fund-Class R6	18.22%	57,987,955	1,579,856	(1,220,799)	(1,312,899)	(26,872)	476,296	5,347,771	57,007,241
Invesco Emerging Market Flexible Bond Fund-Class R6	5.00%	16,048,596	162,582	(219,162)	(306,413)	(49,598)	162,582	2,405,539	15,636,005
Invesco Floating Rate Fund-Class R6	5.55%	17,816,373	362,277	(828,591)	31,893	(7,543)	195,518	2,295,166	17,374,409
Invesco High Yield Fund-Class R6	6.04%	19,471,234	436,446	(566,691)	(454,464)	(7,649)	259,043	4,627,175	18,878,876
Invesco Quality Income Fund-Class R5	9.27%	29,780,928	831,413	(896,282)	(695,222)	(34,359)	285,743	2,475,361	28,986,478
Invesco Short Duration Inflation Protected Fund-Class R6	4.81%	15,247,781	336,826	(477,198)	(71,304)	(2,379)	75,443	1,458,169	15,033,726
Invesco Short Term Bond Fund-Class R6	3.52%	11,251,700	148,868	(292,736)	(90,217)	(1,635)	65,804	1,294,475	11,015,980
PowerShares 1-30 Laddered Treasury Portfolio-ETF	5.65%	17,608,992	852,257	(291,590)	(483,873)	(10,588)	93,827	554,603	17,675,198
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio-ETF	2.50%	8,020,945	94,553	(159,432)	(134,361)	(1,485)	39,613	319,323	7,820,220
Total Fixed-Income Funds		193,234,504	4,805,078	(4,952,481)	(3,516,860)	(142,108)	1,653,869		189,428,133
Foreign Equity Funds–5.94%
Invesco International Growth Fund-Class R6	2.97%	9,733,143	320,656	(693,662)	(203,921)	133,415	—	255,000	9,289,631
PowerShares FTSE RAFI DevelopedMarkets ex-U.S. Portfolio-ETF	2.97%	9,771,170	548,734	(895,713)	(258,720)	137,267	24,661	208,355	9,302,738
Total Foreign Equity Funds		19,504,313	869,390	(1,589,375)	(462,641)	270,682	24,661		18,592,369
Real Estate Funds–3.03%
Invesco Global Real Estate Income Fund-Class R6	3.03%	9,671,426	430,406	(322,762)	(302,350)	9,743	73,419	1,075,563	9,486,463
Money Market Funds–0.29%
Invesco Government & Agency Portfolio -Institutional Class, 1.55% (c)	0.10%	404,778	2,545,355	(2,630,541)	—	—	1,272	319,592	319,592
Invesco Liquid Assets Portfolio -Institutional Class, 1.74%(c)	0.07%	289,119	1,818,111	(1,878,959)	(45)	(38)	1,100	228,211	228,188
Invesco Treasury Portfolio -Institutional Class, 1.57%(c)	0.12%	462,604	2,908,978	(3,006,333)	—	—	1,450	365,249	365,249
Total Money Market Funds		1,156,501	7,272,444	(7,515,833)	(45)	(38)	3,822		913,029
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $286,206,785)	100.06%	$323,374,506	$15,442,287	$(21,084,603)	$ (6,488,295)	$ 1,738,269	$1,947,405		$312,982,164
OTHER ASSETS LESS LIABILITIES	(0.06)%								(193,759)
NET ASSETS	100.00%								$312,788,405

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

March 31, 2018

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.11%(a)

	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/18	Value 03/31/18
Asset Allocation Funds–4.49%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	4.49%	$47,621,767	$1,994,884	$(2,821,182)	$(941,491)	$191,332	$—	4,243,807	$ 46,045,310
Domestic Equity Funds–57.72%
Invesco All Cap Market Neutral Fund–Class R6(b)	3.94%	42,160,997	2,852,917	(5,193,167)	533,770	55,575	—	4,720,806	40,410,092
Invesco American Franchise Fund–Class R6(b)	5.64%	60,221,585	1,157,784	(6,231,859)	(1,030,141)	3,733,317	—	2,745,642	57,850,686
Invesco Comstock Fund–Class R6	8.01%	84,364,014	2,642,123	(2,628,292)	(3,574,081)	1,361,609	337,549	3,151,721	82,165,373
Invesco Diversified Dividend Fund–Class R6	11.59%	121,631,398	3,388,902	(992,893)	(5,492,081)	437,668	624,900	6,094,928	118,972,994
Invesco Equally-Weighted S&P 500 Fund–Class R6	9.96%	105,486,236	1,679,952	(4,068,062)	(2,132,655)	1,209,975	—	1,705,198	102,175,446
Invesco Long/Short Equity Fund–Class R6	2.97%	31,535,069	1,203,920	(1,487,998)	(1,024,023)	250,106	—	2,611,575	30,477,074
Invesco Small Cap Equity Fund–Class R6(b)	2.21%	23,705,536	462,297	(1,536,892)	(526,343)	616,782	—	1,335,766	22,721,380
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	6.89%	73,486,341	1,146,295	(7,448,365)	(271,843)	3,840,272	58,552	1,489,217	70,752,700
PowerShares S&P Midcap Low Volatility Portfolio–ETF	4.02%	42,310,633	1,173,909	(1,636,895)	(967,264)	410,712	175,986	921,882	41,291,095
PowerShares S&P Smallcap Low Volatility Portfolio–ETF	2.49%	26,358,430	814,630	(904,266)	(963,015)	259,271	59,760	567,986	25,565,050
Total Domestic Equity Funds		611,260,239	16,522,729	(32,128,689)	(15,447,676)	12,175,287	1,256,747		592,381,890
Fixed-Income Funds–12.99%
Invesco Core Plus Bond Fund–Class R6	5.24%	55,809,914	4,009,120	(4,725,666)	(1,385,553)	69,211	459,396	5,044,749	53,777,026
Invesco Emerging Markets Flexible Bond Fund–Class R6	1.01%	10,618,585	635,531	(669,589)	(281,902)	39,317	109,073	1,591,068	10,341,942
Invesco Quality Income Fund–Class R5	2.49%	26,564,905	2,068,082	(2,379,756)	(632,382)	(24,964)	255,690	2,185,814	25,595,885
Invesco Short Term Bond Fund–Class R6	1.74%	18,607,355	1,119,526	(1,714,518)	(160,903)	8,715	108,468	2,098,728	17,860,175
PowerShares 1-30 Laddered Treasury Portfolio–ETF	2.51%	26,489,072	2,156,215	(2,119,049)	(856,169)	91,886	140,898	808,345	25,761,955
Total Fixed-Income Funds		138,089,831	9,988,474	(11,608,578)	(3,316,909)	184,165	1,073,525		133,336,983
Foreign Equity Funds–21.98%
Invesco Developing Markets Fund–Class R6	2.22%	24,006,917	—	(1,372,465)	(205,287)	363,563	—	605,224	22,792,728
Invesco International Companies Fund–Class R6	4.73%	50,677,563	966,042	(2,366,411)	(1,406,276)	628,802	—	4,038,278	48,499,720
Invesco International Growth Fund–Class R6	6.75%	71,920,377	166,653	(2,163,447)	(1,411,178)	788,941	—	1,902,315	69,301,346
Invesco Low Volatility Emerging Markets Fund–Class R6	1.98%	21,413,991	357,042	(1,388,256)	(363,676)	304,729	—	2,322,723	20,323,830
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	6.30%	66,139,492	1,944,498	(2,520,392)	(1,444,733)	505,820	171,803	1,447,410	64,624,685
Total Foreign Equity Funds		234,158,340	3,434,235	(9,810,971)	(4,831,150)	2,591,855	171,803		225,542,309
Real Estate Funds–2.53%
Invesco Global Real Estate Income Fund–Class R6	2.53%	26,477,450	944,907	(623,383)	(857,153)	17,986	202,617	2,943,289	25,959,807
Money Market Funds–0.40%
Invesco Government & Agency Portfolio –Institutional Class,1.55%(c)	0.14%	1,009,220	8,739,679	(8,316,756)	—	—	4,265	1,432,143	1,432,143
Invesco Liquid Assets Portfolio –Institutional Class, 1.74%(c)	0.10%	720,739	6,242,628	(5,940,540)	(152)	154	3,615	1,022,932	1,022,829
Invesco Treasury Portfolio –Institutional Class,1.57%(c)	0.16%	1,153,394	9,988,205	(9,504,863)	—	—	4,855	1,636,736	1,636,736
Total Money Market Funds		2,883,353	24,970,512	(23,762,159)	(152)	154	12,735		4,091,708
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $850,217,924)	100.11%	$1,060,490,980	$57,855,741	$(80,754,962)	$(25,394,531)	$15,160,779	$2,717,427		$1,027,358,007
OTHER ASSETS LESS LIABILITIES	(0.11)%								(1,124,563)
NET ASSETS	100.00%								$ 1,026,233,444

Investment Abbreviations:

ETF  —  Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

March 31, 2018

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/18	Value 03/31/18
Asset Allocation Funds–4.55%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	4.55%	$35,029,402	$368,503	$(726,235)	$(512,411)	$(869)	$—	3,148,239	$ 34,158,390
Domestic Equity Funds–43.34%
Invesco All Cap Market Neutral Fund-Class R6(b)	2.99%	23,058,231	683,838	(1,599,593)	552,559	(242,800)	—	2,622,925	22,452,235
Invesco American Franchise Fund-Class R6(b)	4.10%	32,458,395	458,399	(3,543,443)	457,476	1,008,293	—	1,463,651	30,839,120
Invesco Comstock Fund-Class R6	6.41%	50,556,486	1,585,633	(2,763,406)	(1,921,946)	671,243	201,666	1,846,107	48,128,010
Invesco Diversified Dividend Fund-Class R6	9.92%	77,126,143	2,226,080	(1,724,956)	(3,176,057)	61,830	394,870	3,817,266	74,513,040
Invesco Equally-Weighted S&P 500 Fund-Class R6	7.90%	61,791,248	1,443,304	(3,408,838)	(1,484,483)	1,011,869	—	990,539	59,353,100
Invesco Long/Short Equity Fund-Class R6	1.96%	15,566,893	638,365	(1,138,852)	(520,330)	190,474	—	1,262,772	14,736,550
Invesco Small Cap Equity Fund-Class R6(b)	1.97%	15,481,355	143,099	(827,305)	(137,192)	176,045	—	872,193	14,836,002
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	5.83%	45,931,791	873,150	(5,218,966)	287,284	1,971,392	37,158	922,851	43,844,651
PowerShares S&P Midcap Low Volatility Portfolio-ETF	2.26%	17,228,971	494,668	(501,935)	(221,835)	(10,171)	72,851	379,319	16,989,698
Total Domestic Equity Funds		339,199,513	8,546,536	(20,727,294)	(6,164,524)	4,838,175	706,545		325,692,406
Fixed-Income Funds–34.52%
Invesco Core Plus Bond Fund-Class R6	10.38%	79,456,842	4,033,118	(3,598,634)	(1,787,018)	(72,666)	652,274	7,320,041	78,031,642
Invesco Emerging Market Flexible Bond Fund-Class R6	3.04%	23,229,597	853,175	(735,871)	(518,465)	(8,993)	237,275	3,510,684	22,819,443
Invesco Floating Rate Fund-Class R6	2.28%	17,403,695	736,126	(1,010,496)	32,121	(8,469)	196,291	2,265,915	17,152,977
Invesco High Yield Fund-Class R6	3.04%	23,353,929	1,141,052	(1,092,216)	(550,208)	(16,867)	313,266	5,596,983	22,835,690
Invesco Quality Income Fund-Class R5	6.08%	46,492,741	2,674,211	(2,288,079)	(1,065,267)	(84,318)	449,086	3,905,148	45,729,288
Invesco Short Duration Inflation Protected Fund-Class R6	2.53%	19,385,026	637,380	(943,013)	(87,929)	(7,405)	95,267	1,841,325	18,984,059
Invesco Short Term Bond Fund-Class R6	2.03%	15,507,454	646,918	(786,794)	(121,873)	(4,659)	90,813	1,790,957	15,241,046
PowerShares 1-30 Laddered Treasury Portfolio-ETF	5.14%	38,587,101	2,216,356	(1,087,002)	(1,054,690)	(45,300)	205,732	1,211,687	38,616,465
Total Fixed-Income Funds		263,416,385	12,938,336	(11,542,105)	(5,153,329)	(248,677)	2,240,004		259,410,610
Foreign Equity Funds–14.91%
Invesco Developing Markets Fund-Class R6	1.46%	11,740,198	—	(830,116)	(124,855)	206,089	—	291,856	10,991,316
Invesco International Companies Fund-Class R6	2.97%	23,619,554	639,417	(1,620,067)	(655,382)	314,892	—	1,856,654	22,298,414
Invesco International Growth Fund-Class R6	4.48%	34,940,947	704,114	(1,716,643)	(598,664)	338,755	—	924,197	33,668,509
Invesco Low Volatility Emerging Markets Fund-Class R6	1.22%	9,959,025	—	(767,369)	(160,172)	147,554	—	1,049,033	9,179,038
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	4.78%	36,979,026	1,515,568	(2,075,411)	(912,441)	399,135	93,500	804,190	35,905,877
Total Foreign Equity Funds		117,238,750	2,859,099	(7,009,606)	(2,451,514)	1,406,425	93,500		112,043,154
Real Estate Funds–2.52%
Invesco Global Real Estate Income Fund-Class R6	2.52%	19,307,677	651,683	(388,398)	(598,895)	(1,998)	146,817	2,150,802	18,970,069
Money Market Funds–0.26%
Invesco Government & Agency Portfolio- Institutional Class, 1.55%(c)	0.09%	846,392	6,103,606	(6,274,515)	—	—	2,980	675,483	675,483
Invesco Liquid Assets Portfolio- Institutional Class, 1.74%(c)	0.07%	604,539	4,359,718	(4,481,797)	(86)	53	2,528	482,475	482,427
Invesco Treasury Portfolio- Institutional Class, 1.57%(c)	0.10%	967,306	6,975,548	(7,170,874)	—	—	3,394	771,980	771,980
Total Money Market Funds		2,418,237	17,438,872	(17,927,186)	(86)	53	8,902		1,929,890
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $632,865,366)	100.10%	$776,609,964	$42,803,029	$(58,320,824)	$(14,880,759)	$5,993,109	$3,195,768		$ 752,204,519
OTHER ASSETS LESS LIABILITIES	(0.10)%								(748,574)
NET ASSETS	100.00%								$ 751,455,945

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

March 31, 2018

(Unaudited)

Investment Abbreviations:

ETF   —   Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE,

Invesco Allocation Funds

A.	Security Valuations – (continued)

events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Treasury Inflation-Protected Securities - The Fund or underlying funds may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Allocation Funds

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco Allocation Funds

Invesco Convertible Securities Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	MS-CSEC-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Principal Amount	Value

Bonds & Notes–77.82%

Aerospace & Defense–0.80%

Aerojet Rocketdyne Holdings, Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2023	$7,500,000	$ 9,542,715

Air Freight & Logistics–2.27%

Air Transport Services Group, Inc., Sr. Unsec. Conv. Notes, 1.13%, 10/15/2024(b)	12,000,000	12,091,644
Atlas Air Worldwide Holdings, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/01/2022	8,500,000	9,722,606
Echo Global Logistics, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/01/2020	5,000,000	5,098,630
		26,912,880

Application Software–7.25%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	9,000,000	11,870,100
Guidewire Software, Inc., Sr. Unsec. Conv. Notes, 1.25%, 03/15/2025	6,000,000	5,896,314
HubSpot, Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2022(b)	10,500,000	13,552,864
NICE Systems Inc. (Israel), Sr. Unsec. Gtd. Conv. Bonds, 1.25%, 01/15/2024	9,000,000	11,185,200
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(c)	5,129,000	4,890,502
RealPage, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2022(b)	10,212,000	13,932,997
RingCentral, Inc., Sr. Unsec. Conv. Notes, 0.00% , 03/15/2023(b)(d)	5,000,000	5,037,000
Verint Systems Inc., Sr. Unsec. Conv. Notes, 1.50%, 06/01/2021	2,000,000	1,957,020
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022(b)	12,500,000	13,626,050
Zendesk, Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/2023(b)	4,000,000	4,088,000
		86,036,047

Asset Management & Custody Banks–0.43%

Ares Capital Corp., Sr. Unsec. Conv. Notes, 3.75%, 02/01/2022	5,000,000	5,121,945

	Principal Amount	Value

Automobile Manufacturers–1.37%

Tesla, Inc., Sr. Unsec. Conv. Notes, 1.25%, 03/01/2021	$8,000,000	$ 7,964,192
2.38%, 03/15/2022	8,000,000	8,353,632
		16,317,824

Biotechnology–4.59%

Aegerion Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 08/15/2019	4,500,000	3,510,000
Alder BioPharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.50%, 02/01/2025	2,500,000	2,310,642
Exact Sciences Corp., Sr. Unsec. Conv. Notes, 1.00%, 01/15/2025	12,000,000	10,720,656
Insmed, Inc., Sr. Unsec. Conv. Notes, 1.75%, 01/15/2025	4,000,000	3,536,852
Ionis Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 11/15/2021	10,000,000	9,904,350
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024(b)	12,000,000	15,748,632
Sarepta Therapeutics, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2024(b)	7,000,000	8,740,977
		54,472,109

Broadcasting–2.67%

Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(b)(c)	15,000,000	16,692,000
Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.00%, 01/30/2023	4,900,000	5,162,552
Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(c)	9,400,000	9,829,251
		31,683,803

Cable & Satellite–0.84%

DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	10,300,000	9,946,710

Casinos & Gaming–0.15%

Caesars Entertainment Corp., Sr. Unsec. Conv. Global Notes, 5.00%, 10/01/2024	1,000,000	1,748,125

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Communications Equipment–1.86%

Lumentum Holdings Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/2024	$5,000,000	$ 6,310,000
Palo Alto Networks, Inc., Sr. Unsec. Conv. Bonds, 0.00% , 07/01/2019(d)	4,000,000	6,620,148
Viavi Solutions Inc., Sr. Unsec. Conv. Notes, 1.00%, 03/01/2024	9,000,000	9,174,726
		22,104,874

Construction & Engineering–1.07%

Dycom Industries, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/15/2021	10,000,000	12,707,380

Construction Machinery & Heavy Trucks–2.08%

Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Bonds, 2.88%, 02/01/2024	11,000,000	12,622,522
Meritor Inc., Sr. Unsec. Conv. Gtd. Notes, 3.25%, 10/15/2025(b)(c)	12,000,000	12,100,644
		24,723,166

Construction Materials–0.43%

CEMEX, S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Bonds, 3.72%, 03/15/2020	5,000,000	5,165,260

Consumer Finance–1.16%

PRA Group, Inc., Sr. Unsec. Conv. Bonds, 3.00%, 08/01/2020	2,000,000	1,932,500
Sr. Unsec. Conv. Notes, 3.50%, 06/01/2023(b)	11,000,000	11,834,900
		13,767,400

Data Processing & Outsourced Services–1.86%

Euronet Worldwide, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 10/01/2020(c)	2,000,000	2,368,326
Square, Inc., Sr. Unsec. Conv. Bonds, 0.38%, 03/01/2022	9,000,000	19,731,600
		22,099,926

Education Services–0.22%

Chegg, Inc., Sr. Unsec. Conv. Notes, 0.25%, 05/15/2023(b)	2,500,000	2,575,755

Electric Utilities–0.53%

NextEra Energy, Inc., Conv. Investment Units, 6.12%, 09/01/2019	109,000	6,319,079

Electronic Components–0.37%

II-VI Inc., Sr. Unsec. Conv. Notes, 0.25%, 09/01/2022(b)	4,000,000	4,428,000

Health Care Equipment–5.21%

DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022(b)	9,333,000	9,625,711

	Principal Amount	Value

Health Care Equipment–(continued)

Insulet Corp., Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2021	$10,500,000	$16,308,484
Sr. Unsec. Conv. Notes, 1.38%, 11/15/2024(b)	4,000,000	4,588,084
Nevro Corp., Sr. Unsec. Conv. Notes, 1.75%, 06/01/2021	5,500,000	6,352,407
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021	12,000,000	13,241,232
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	3,500,000	3,993,759
Wright Medical Group, Inc., Sr. Unsec. Gtd. Conv. Bonds, 2.00%, 02/15/2020	7,800,000	7,770,734
		61,880,411

Health Care Technology–0.96%

Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/2020	9,000,000	9,061,875
Teladoc, Inc., Sr. Unsec. Conv. Notes, 3.00%, 12/15/2022(b)	2,000,000	2,373,254
		11,435,129

Internet & Direct Marketing Retail–3.95%

Booking Holdings Inc., Sr. Unsec. Conv. Bonds, 0.35%, 06/15/2020	10,000,000	16,079,770
Sr. Unsec. Conv. Notes, 0.90%, 09/15/2021	6,000,000	7,503,600
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Global Bonds, 1.00%, 07/01/2018(c)	10,000,000	10,790,990
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(b)(c)	6,000,000	5,810,334
Wayfair, Inc., Sr. Unsec. Conv. Notes, 0.38%, 09/01/2022(b)	7,000,000	6,664,000
		46,848,694

Internet Software & Services–7.61%

Altaba Inc., Sr. Unsec. Conv. Bonds, 0.00%, 12/01/2018(d)	6,000,000	8,399,700
Carbonite, Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/01/2022(b)	5,000,000	6,528,445
Coupa Software Inc., Sr. Unsec. Conv. Notes, 0.38%, 01/15/2023(b)	3,500,000	4,240,597
IAC FinanceCo, Inc., Sr. Unsec. Gtd. Conv. Bonds, 0.88%, 10/01/2022(b)	12,000,000	14,374,788
Nutanix, Inc., Sr. Unsec. Conv. Notes, 0.00%, 01/15/2023(b)(d)	8,000,000	9,646,424

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Internet Software & Services–(continued)

Okta, Inc., Sr. Unsec. Conv. Notes, 0.25%, 02/15/2023(b)	$6,000,000	$6,568,200
Q2 Holdings, Inc., Sr. Unsec. Conv. Notes, 0.75%, 02/15/2023(b)	6,500,000	6,677,404
Twitter, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 09/15/2021	8,805,000	8,255,709
Weibo Corp. (China), Sr. Unsec. Conv. Notes, 1.25%, 11/15/2022(b)	8,000,000	9,323,704
Zillow Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 12/01/2021	13,500,000	16,384,018
		90,398,989

Life Sciences Tools & Services–0.55%

Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/2023(c)	7,064,000	6,484,074

Mortgage REITs–0.36%

Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/2018	3,711,000	4,220,001

Movies & Entertainment–1.11%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 03/15/2023(b)	13,000,000	13,151,853

Multi-Utilities–0.83%

Dominion Energy, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 08/15/2019(e)	155,000	7,224,256
DTE Energy Co., Series C, Sr. Unsec. Conv. Investment Units, 6.50%, 10/01/2019	50,000	2,610,500
		9,834,756

Oil & Gas Equipment & Services–1.40%

Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Bonds, 3.00%, 01/31/2024	8,750,000	7,032,813
Oil States International, Inc., Sr. Unsec. Conv. Notes, 1.50%, 02/15/2023(b)	10,000,000	9,614,040
		16,646,853

Oil & Gas Exploration & Production–1.76%

Oasis Petroleum Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 09/15/2023	11,000,000	11,387,618
SM Energy Co., Sr. Unsec. Conv. Notes, 1.50%, 07/01/2021	3,500,000	3,321,500

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/2020	$6,500,000	$6,150,541
		20,859,659

Oil & Gas Storage & Transportation–0.26%

Cheniere Energy, Inc., Sr. Unsec. Conv. Notes, 4.25%, 03/15/2045	4,000,000	3,124,580

Pharmaceuticals–3.15%

Avadel Finance Cayman Ltd., Sr. Unsec. Gtd. Conv. Notes, 4.50%, 02/01/2023(b)	3,000,000	3,034,500
Dermira, Inc., Sr. Unsec. Conv. Notes, 3.00%, 05/15/2022(b)	6,000,000	4,770,456
Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Bonds, 2.50%, 03/15/2022(b)	8,500,000	7,826,885
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	10,000,000	10,487,500
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.50%, 01/15/2022	2,500,000	2,888,022
Supernus Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.63%, 04/01/2023(b)	7,900,000	8,424,118
		37,431,481

Property & Casualty Insurance–0.61%

AmTrust Financial Services, Inc., Sr. Unsec. Conv. Notes, 2.75%, 12/15/2024(c)	8,000,000	7,219,200

Semiconductor Equipment–0.93%

Teradyne Inc., Sr. Unsec. Conv. Notes, 1.25%, 12/15/2023	6,000,000	9,163,236
Veeco Instruments Inc., Sr. Unsec. Conv. Notes, 2.70%, 01/15/2023	2,000,000	1,825,394
		10,988,630

Semiconductors–10.70%

Cypress Semiconductor Corp., Sr. Unsec. Conv. Bonds, 4.50%, 01/15/2022	9,500,000	13,278,150
Sr. Unsec. Conv. Notes, 2.00%, 02/01/2023(b)	1,500,000	1,623,750
Inphi Corp., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2021	5,500,000	5,182,050
Integrated Device Technology, Inc., Sr. Unsec. Conv. Bonds, 0.88%, 11/15/2022	14,500,000	16,370,500
Intel Corp., Jr. Unsec. Sub. Conv. Global Deb., 3.25%, 08/01/2039	5,440,000	13,541,928
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	2,482,000	4,406,754
Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027	9,375,000	11,130,206

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Semiconductors–(continued)

Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(c)	$11,700,000	$ 20,994,515
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2019	4,700,000	5,839,553
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	13,900,000	19,907,288
Silicon Laboratories Inc., Sr. Unsec. Conv. Bonds, 1.38%, 03/01/2022	8,688,000	10,078,080
Synaptics Inc., Sr. Unsec. Conv. Notes, 0.50%, 06/15/2022(b)	5,000,000	4,728,125
		127,080,899

Steel–1.05%

Allegheny Technologies Inc., Sr. Unsec. Conv. Notes, 4.75%, 07/01/2022	1,500,000	2,741,172
Cleveland-Cliffs, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2025	9,000,000	9,734,274
		12,475,446

Systems Software–4.30%

FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(c)	13,100,000	12,489,841
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(c)	5,900,000	5,533,976
Proofpoint, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 06/15/2020	10,875,000	15,927,514
ServiceNow, Inc., Sr. Unsec. Conv. Notes, 0.00%, 06/01/2022(b)(d)	12,900,000	17,152,485
		51,103,816

Technology Hardware, Storage & Peripherals–1.93%

Electronics for Imaging, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2019	8,000,000	7,775,192
Western Digital Corp., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 02/01/2024(b)	14,000,000	15,176,924
		22,952,116

Thrifts & Mortgage Finance–1.20%

LendingTree, Inc., Sr. Unsec. Conv. Notes, 0.63%, 06/01/2022(b)	8,500,000	14,302,202
Total Bonds & Notes (Cost $823,386,190)		924,111,787

	Shares	Value

Preferred Stocks–15.18%

Asset Management & Custody Banks–1.05%

AMG Capital Trust II, $2.58 Conv. Pfd.	200,200	$ 12,458,026

Diversified Banks–3.92%

Bank of America Corp., Series L, $72.50 Conv. Pfd.	17,800	22,952,210
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	18,300	23,607,000
		46,559,210

Electronic Components–0.71%

Belden Inc., Series B, $6.75 Conv. Pfd.	90,000	8,375,436

Health Care Equipment–1.82%

Becton, Dickinson and Co., Series A, $3.06 Conv. Pfd.	370,000	21,619,100

Industrial Machinery–2.39%

Rexnord Corp., Series A, $2.88 Conv. Pfd.	226,600	14,565,848
Stanley Black & Decker Inc., Series C, $5.38 Conv. Investment Units	120,000	13,776,000
		28,341,848

Internet Software & Services–1.49%

Mandatory Exchangeable Trust (China), $5.75 Conv. Pfd.(b)	85,400	17,650,600

Multi-Line Insurance–0.57%

Assurant Inc., Series D, $6.50 Conv. Pfd.	65,000	6,769,750

Multi-Utilities–0.80%

Sempra Energy, Series A, $6.00 Conv. Pfd.	93,300	9,551,121

Oil & Gas Exploration & Production–0.48%

WPX Energy Inc., Series A, $3.13 Conv. Pfd.	90,400	5,675,312

Other Diversified Financial Services–0.62%

2017 Mandatory Exchangeable Trust, $5.19 Conv. Pfd.(b)	60,000	7,401,000

Specialized REITs–1.33%

Crown Castle International Corp., Series A, $68.75 Conv. Pfd.	14,204	15,827,037
Total Preferred Stocks (Cost $151,287,751)		180,228,440

Common Stocks–0.97%

Managed Health Care–0.97%

Molina Healthcare Inc. (Cost $10,504,235)(f)	141,395	11,478,446

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Shares	Value

Money Market Funds–4.00%
Invesco Government & Agency Portfolio –Institutional Class, 1.55% (g)	15,959,514	$ 15,959,514
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (g)	11,399,346	11,398,206
Invesco Treasury Portfolio –Institutional Class, 1.57% (g)	20,177,504	20,177,504
Total Money Market Funds (Cost $47,537,503)		47,535,224
TOTAL INVESTMENTS IN SECURITIES–97.97% (Cost $1,032,715,679)		1,163,353,897
OTHER ASSETS LESS LIABILITIES–2.03%		24,052,789
NET ASSETS–100.00%		$ 1,187,406,686

Investment Abbreviations:

Conv.	—Convertible

Deb.	—Debentures

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

REIT	—Real Estate Investment Trust

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2018 was $345,727,346, which represented 29.12% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(e)	Each corporate unit consists of purchase contract for the issuer’s common stock & 1/40th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.

(f)	Non-income producing security.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Convertible Securities Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds & Notes	$—	$924,111,787	$—	$924,111,787
Preferred Stocks	118,516,341	61,712,099	—	180,228,440
Common Stocks	11,478,446	—	—	11,478,446
Money Market Funds	47,535,224	—	—	47,535,224
Total Investments	$177,530,011	$985,823,886	$—	$1,163,353,897

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	GLVEY-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.59%

Australia–7.14%

Caltex Australia Ltd.	58,333	$ 1,416,587
CSR Ltd.	368,115	1,473,455
Harvey Norman Holdings Ltd.	67,723	193,865
Qantas Airways Ltd.	289,205	1,301,188
Regis Resources Ltd.	420,830	1,471,383
Whitehaven Coal Ltd.	346,886	1,199,970
		7,056,448

Canada–11.11%

Canfor Corp. (a)	53,308	1,214,366
Capital Power Corp.	83,431	1,569,674
Empire Co. Ltd. -Class A	78,295	1,571,491
Kinross Gold Corp. (a)	328,419	1,297,464
Maple Leaf Foods Inc.	53,044	1,292,752
Quebecor Inc. -Class B	74,025	1,415,116
Superior Plus Corp.	130,193	1,246,959
West Fraser Timber Co., Ltd.	20,605	1,369,135
		10,976,957

China–1.26%

Yangzijiang Shipbuilding Holdings Ltd.	1,336,600	1,244,622

Denmark–2.63%

H. Lundbeck A/S	18,174	1,015,930
Royal Unibrew A/S	23,853	1,585,991
		2,601,921

Finland–2.93%

Stora Enso Oyj -Class R	72,312	1,330,985
UPM-Kymmene Oyj	42,072	1,561,175
		2,892,160

France–1.48%

Faurecia	17,982	1,456,952

Germany–2.78%

Covestro AG -REGS (b)	12,332	1,213,809
TUI AG	71,139	1,527,353
		2,741,162

Hong Kong–4.15%

CLP Holdings Ltd.	158,500	1,620,234
HK Electric Investments and HK Electric Investments Ltd. -REGS (b)	1,543,000	1,495,957
NWS Holdings Ltd.	539,000	981,975
		4,098,166

Israel–0.43%

Bezeq The Israeli Telecommunication Corp. Ltd.	331,587	424,228

	Shares	Value

Japan–7.12%

Aoyama Trading Co., Ltd.	36,900	$ 1,450,332
Brother Industries, Ltd.	11,600	269,944
Canon Inc.	33,900	1,238,174
Haseko Corp.	87,200	1,344,919
K’s Holdings Corp.	100,200	1,388,412
Nippon Express Co., Ltd.	16,100	1,064,011
Nishimatsu Construction Co., Ltd.	10,900	272,065
		7,027,857

Malta–1.24%

Kindred Group PLC -SDR	89,324	1,221,440

New Zealand–2.68%

Contact Energy Ltd.	179,123	682,299
Mercury NZ Ltd.	284,194	663,417
Spark New Zealand Ltd.	535,899	1,298,840
		2,644,556

Norway–2.43%

Telenor A.S.A	67,822	1,542,555
Tomra Systems A.S.A.	40,794	856,850
		2,399,405

Russia–1.36%

Evraz PLC	220,313	1,343,131

Sweden–2.42%

Loomis AB -Class B	38,461	1,384,040
Svenska Cellulosa AB SCA -Class B	94,808	1,011,016
		2,395,056

Switzerland–4.05%

Barry Callebaut AG	700	1,367,782
Bucher Industries AG	3,153	1,317,331
Novartis AG	16,277	1,316,843
		4,001,956

United Kingdom–9.60%

Barratt Developments PLC	167,803	1,248,797
BP PLC	109,600	738,043
Fiat Chrysler Automobiles N.V. (a)	34,413	705,572
PageGroup PLC	182,436	1,373,311
Persimmon PLC	44,144	1,567,043
Royal Mail PLC	168,452	1,279,284
SSE PLC	65,563	1,175,137
Vodafone Group PLC	510,666	1,398,402
		9,485,589

United States–31.78%

Aaron’s, Inc.	7,828	364,785
AbbVie Inc.	10,736	1,016,162
Best Buy Co., Inc.	20,772	1,453,832

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

	Shares	Value

United States–(continued)

Biogen Inc. (a)	4,663	$ 1,276,823
Boeing Co. (The)	890	291,813
CF Industries Holdings, Inc.	31,604	1,192,419
Domtar Corp.	31,737	1,350,092
EastGroup Properties, Inc.	3,119	257,816
Entergy Corp.	19,700	1,551,966
Equity LifeStyle Properties, Inc.	16,577	1,454,963
Four Corners Property Trust, Inc.	22,274	514,307
Gaming and Leisure Properties, Inc.	39,902	1,335,520
Gilead Sciences, Inc.	17,456	1,316,008
HollyFrontier Corp.	31,339	1,531,224
HP Inc.	67,987	1,490,275
John Wiley & Sons, Inc. -Class A	21,532	1,371,588
Kohl’s Corp.	19,407	1,271,353
Macy’s, Inc.	46,707	1,389,066
Michael Kors Holdings Ltd. (a)	21,630	1,342,790
National Health Investors, Inc.	22,231	1,495,924
Newmont Mining Corp.	35,049	1,369,364
Plains GP Holdings LP -Class A (a)	70,013	1,522,783
Target Corp.	19,098	1,325,974
Valero Energy Corp.	13,652	1,266,496
Waddell & Reed Financial, Inc. -Class A	70,746	1,429,777
Walmart Inc.	13,477	1,199,049
		31,382,169
Total Common Stocks & Other Equity Interests (Cost $93,254,470)		95,393,775

	Shares	Value

Money Market Funds–2.85%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (c)	985,782	$ 985,782
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (c)	703,330	703,259
Invesco Treasury Portfolio –Institutional Class, 1.57% (c)	1,126,607	1,126,607
Total Money Market Funds (Cost $2,815,796)		2,815,648
TOTAL INVESTMENTS IN SECURITIES–99.44% (Cost $96,070,266)		98,209,423
OTHER ASSETS LESS LIABILITIES–0.56%		553,401
NET ASSETS–100.00%		$ 98,762,824

Investment Abbreviations:

REGS	—Regulation S
SDR	—Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2018 was $2,709,766, which represented 2.74% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
04/13/2018	State Street Bank and Trust Co.	AUD	8,920,000	USD	7,036,274	$185,010
04/13/2018	State Street Bank and Trust Co.	CAD	13,900,000	USD	10,810,870	19,095
04/13/2018	State Street Bank and Trust Co.	CHF	3,780,000	USD	4,009,789	50,876
04/13/2018	State Street Bank and Trust Co.	DKK	14,700,000	USD	2,445,928	16,879
04/13/2018	State Street Bank and Trust Co.	EUR	5,320,000	USD	6,594,341	41,473
04/13/2018	State Street Bank and Trust Co.	NOK	24,000,000	USD	3,102,002	38,932
04/13/2018	State Street Bank and Trust Co.	NZD	3,750,000	USD	2,747,868	37,194
04/13/2018	State Street Bank and Trust Co.	SEK	28,200,000	USD	3,438,848	57,078
Subtotal						446,537
04/13/2018	State Street Bank and Trust Co.	GBP	7,810,000	USD	10,934,628	(30,756)
04/13/2018	State Street Bank and Trust Co.	JPY	945,000,000	USD	8,858,434	(31,517)
04/13/2018	State Street Bank and Trust Co.	SGD	1,800,000	USD	1,373,163	(185)
04/13/2018	State Street Bank and Trust Co.	USD	211,548	CHF	200,000	(2,082)
04/13/2018	State Street Bank and Trust Co.	USD	672,820	EUR	540,000	(7,679)
04/13/2018	State Street Bank and Trust Co.	USD	2,131,858	JPY	224,000,000	(24,611)
04/13/2018	State Street Bank and Trust Co.	USD	778,162	NOK	6,000,000	(12,395)
04/13/2018	State Street Bank and Trust Co.	USD	190,802	SGD	250,000	(59)
Subtotal						(109,284)
Total Forward Foreign Currency Contracts—Currency Risk						$ 337,253

Abbreviations:

AUD	— Australian Dollar	EUR	— Euro	NZD	— New Zealand Dollar

CAD	— Canadian Dollar	GBP	— British Pound Sterling	SEK	— SwedishKrona

CHF	— Swiss Franc	JPY	— Japanese Yen	SGD	— Singapore Dollar

DKK	— Danish Krone	NOK	— Norwegian Krone	USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Low Volatility Equity Yield Fund

A.    Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Global Low Volatility Equity Yield Fund

E.    Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Global Low Volatility Equity Yield Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $13,376,956 and from Level 2 to Level 1 of $2,940,354, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$7,056,448	$—	$7,056,448
Canada	10,976,957	—	—	10,976,957
China	—	1,244,622	—	1,244,622
Denmark	—	2,601,921	—	2,601,921
Finland	—	2,892,160	—	2,892,160
France	—	1,456,952	—	1,456,952
Germany	—	2,741,162	—	2,741,162
Hong Kong	—	4,098,166	—	4,098,166
Israel	—	424,228	—	424,228
Japan	—	7,027,857	—	7,027,857
Malta	1,221,440	—	—	1,221,440
New Zealand	—	2,644,556	—	2,644,556
Norway	—	2,399,405	—	2,399,405
Russia	1,343,131	—	—	1,343,131
Sweden	1,384,040	1,011,016	—	2,395,056
Switzerland	1,367,782	2,634,174	—	4,001,956
United Kingdom	4,189,151	5,296,438	—	9,485,589
United States	31,382,169	—	—	31,382,169
Money Market Funds	2,815,648	—	—	2,815,648
Total Investments in Securities	54,680,318	43,529,105	—	98,209,423
Other Investments – Assets*
Forward Foreign Currency Contracts	—	446,537	—	446,537
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(109,284)	—	(109,284)
Total Other Investments	—	337,253	—	337,253
Total Investments	$54,680,318	$43,866,358	$—	$98,546,676

* Unrealized appreciation (depreciation).

Invesco Global Low Volatility Equity Yield Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2018:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$ 446,537
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$ 446,537

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$ (109,284)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$ (109,284)

Effect of Derivative Investments for the three months ended March 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$ (1,957,112)	$—	$(1,957,112)
Futures contracts	—	(123,447)	(123,447)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	977,519	—	977,519
Futures contracts	—	(13,429)	(13,429)
Total	$ (979,593)	$(136,876)	$(1,116,469)

The table below summarizes the three months average notional value of forward foreign currency contracts and the two months average notional value of futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$ 73,865,661	$2,572,670

Invesco Global Low Volatility Equity Yield Fund

Invesco Income Allocation Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	INCAL-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/18	Value 03/31/18
Domestic Equity Funds–19.84%
Invesco Dividend Income Fund-Class R6	12.85%	$78,908,362	$4,490,427	$(1,259,574)	$(4,928,314)	$(60,213)	$463,177	3,360,222	$ 77,150,688
PowerShares Russell Top 200 Pure Value Portfolio-ETF	6.99%	43,416,876	2,524,084	(2,794,495)	(1,379,277)	193,133	181,776	1,114,783	41,960,321
Total Domestic Equity Funds		122,325,238	7,014,511	(4,054,069)	(6,307,591)	132,920	644,953		119,111,009
Fixed-Income Funds–68.35%
Invesco Core Plus Bond Fund-Class R6	13.48%	83,949,334	714,222	(1,780,423)	(1,878,063)	(52,547)	685,803	7,594,045	80,952,523
Invesco Corporate Bond Fund-Class R6	4.75%	29,623,352	306,716	(503,271)	(861,489)	(21,409)	306,716	3,964,430	28,543,899
Invesco Floating Rate Fund-Class R6	7.22%	45,056,197	546,405	(2,326,225)	137,018	(73,448)	493,943	5,725,224	43,339,947
Invesco High Yield Fund-Class R6	7.23%	45,068,460	634,970	(1,193,478)	(1,049,502)	(32,108)	604,238	10,644,202	43,428,342
Invesco Multi Asset Income Fund-Class R6	10.04%	62,283,018	2,192,212	(1,163,886)	(2,968,239)	(68,726)	731,523	5,795,613	60,274,379
Invesco Quality Income Fund-Class R5	11.73%	73,007,642	1,595,426	(2,412,554)	(1,668,763)	(96,493)	697,554	6,014,113	70,425,258
PowerShares 1-30 Laddered Treasury Portfolio-ETF	3.48%	21,875,089	297,014	(670,047)	(580,217)	(22,130)	113,939	655,780	20,899,709
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	5.20%	32,633,074	738,961	(616,368)	(1,466,661)	(33,541)	335,740	1,108,743	31,255,465
PowerShares Variable Rate Preferred Portfolio-ETF	5.22%	32,462,594	214,485	(700,302)	(600,582)	(23,285)	393,353	1,245,646	31,352,910
Total Fixed-Income Funds		425,958,760	7,240,411	(11,366,554)	(10,936,498)	(423,687)	4,362,809		410,472,432
Foreign Equity Funds –5.50%
Power Shares S&P International Developed Low Volatility Portfolio-ETF	5.50%	34,250,632	—	(721,132)	(577,255)	65,553	97,520	996,012	33,017,798
Real Estate Funds–6.33%
Invesco Global Real Estate Income Fund-Class R6	6.33%	39,066,558	1,075,001	(968,706)	(1,156,319)	(27,343)	292,889	4,307,165	37,989,191
Money Market Funds–0.03%
Invesco Government & Agency Portfolio -Institutional Class, 1.55%(b)	0.01%	1,336,068	5,076,812	(6,358,900)	—	—	2,550	53,980	53,980
Invesco Liquid Assets Portfolio -Institutional Class, 1.74%(b)	0.01%	954,226	3,626,295	(4,542,072)	—	(76)	2,261	38,377	38,373
Invesco Treasury Portfolio -Institutional Class, 1.57%(b)	0.01%	1,526,934	5,802,071	(7,267,314)	—	—	2,897	61,691	61,691
Total Money Market Funds		3,817,228	14,505,178	(18,168,286)	—	(76)	7,708		154,044
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $578,068,386)	100.05%	$625,418,416	$29,835,101	$(35,278,747)	$(18,977,663)	$(252,633)	$5,405,879		$ 600,744,474
OTHER ASSETS LESS LIABILITIES	(0.05)%								(321,369)
NET ASSETS	100.00%								$ 600,423,105

Investment Abbreviations:

ETF — Exchnage Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing

Invesco Income Allocation Fund

A.	Security Valuations – (continued)

service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

Invesco Income Allocation Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco Income Allocation Fund

Invesco International Allocation Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	INTAL-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.07%(a)

	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Foreign Equity Funds–99.72%
Invesco Developing Markets Fund–Class R6	4.91%	$7,954,496	$—	$(298,455)	$(77,577)	$114,809	$—	204,282	$7,693,273
Invesco International Companies Fund–Class R6	11.88%	19,063,742	89,827	(184,639)	(388,258)	50,042	—	1,551,267	18,630,714
Invesco International Core Equity Fund–Class R6	9.96%	15,873,099	36,030	(148,777)	(173,072)	39,732	—	1,253,169	15,627,012
Invesco International Growth Fund–Class R6	17.99%	28,572,194	294,940	(364,780)	(444,388)	162,218	—	774,641	28,220,184
Invesco International Small Company Fund–Class R6	6.90%	11,160,107	70,998	(349,233)	(243,971)	192,541	—	567,633	10,830,442
Invesco Low Volatility Emerging Markets Fund –Class R6	4.00%	6,392,705	—	(92,615)	(33,403)	9,190	—	717,243	6,275,877
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio – ETF	18.01%	28,507,296	558,244	(330,637)	(576,681)	101,823	74,915	632,945	28,260,045
PowerShares FTSE RAFI Developed Markets ex-US Small-Mid Portfolio – ETF	9.00%	14,180,533	189,213	(111,267)	(172,219)	34,227	18,817	414,212	14,120,487
PowerShares FTSE RAFI Emerging Markets Portfolio – ETF	5.97%	9,608,934	20,600	(801,293)	172,660	360,993	12,763	398,209	9,361,894
PowerShares S&P International Developed Low Volatility Portfolio – ETF	11.10%	17,394,848	398,949	(91,830)	(296,745)	14,407	51,450	525,479	17,419,629
Total Foreign Equity Funds		158,707,954	1,658,801	(2,773,526)	(2,233,654)	1,079,982	157,945		156,439,557
Money Market Funds–0.35%
Invesco Government & Agency Portfolio– Institutional Class, 1.55%(b)	0.12%	576,845	1,106,523	(1,491,988)	—	—	679	191,380	191,380
Invesco Liquid Assets Portfolio– Institutional Class, 1.74%(b)	0.09%	412,030	790,374	(1,065,706)	(32)	25	603	136,705	136,691
Invesco Treasury Portfolio– Institutional Class, 1.57%(b)	0.14%	659,252	1,264,598	(1,705,130)	—	—	772	218,720	218,720
Total Money Market Funds		1,648,127	3,161,495	(4,262,824)	(32)	25	2,054		546,791
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $127,473,417)	100.07%	$160,356,081	$4,820,296	$(7,036,350)	$(2,233,686)	$1,080,007	$159,999		$156,986,348
OTHER ASSETS LESS LIABILITIES	(0.07)%								(106,678)
NET ASSETS	100.00%								$156,879,670

Investment Abbreviations:

ETF   —   Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco International Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	MCCE-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks–78.90%

Apparel, Accessories & Luxury Goods–2.15%

Samsonite International S.A.	5,311,800	$ 24,288,927

Application Software–0.99%

Synopsys, Inc. (b)	134,569	11,201,523

Asset Management & Custody Banks–2.06%

St. James’s Place PLC (United Kingdom)	1,526,842	23,311,297

Biotechnology–1.03%

BioMarin Pharmaceutical Inc. (b)	143,644	11,645,219

Casinos & Gaming–2.11%

Wynn Resorts Ltd.	130,934	23,877,124

Communications Equipment–1.51%

Motorola Solutions, Inc.	162,365	17,097,034

Data Processing & Outsourced Services–2.16%

Jack Henry & Associates, Inc.	202,152	24,450,284

Electronic Components–2.01%

Amphenol Corp. -Class A	263,498	22,695,083

Electronic Equipment & Instruments–0.66%

Keysight Technologies, Inc. (b)	142,413	7,461,017

Electronic Manufacturing Services–0.91%

IPG Photonics Corp. (b)	43,853	10,234,413

Environmental & Facilities Services–1.97%

Republic Services, Inc.	221,725	14,684,847
Tetra Tech, Inc.	154,858	7,580,299
		22,265,146

Financial Exchanges & Data–1.84%

Moody’s Corp.	129,153	20,832,379

General Merchandise Stores–1.95%

Dollar General Corp.	234,843	21,969,563

Health Care Equipment–4.30%

ResMed Inc.	173,950	17,128,856
Wright Medical Group N.V. (b)	547,213	10,856,706
Zimmer Biomet Holdings, Inc.	188,822	20,589,151
		48,574,713

Health Care Supplies–0.90%

DENTSPLY SIRONA Inc.	201,028	10,113,719

Home Furnishings–1.51%

Mohawk Industries, Inc. (b)	73,464	17,059,810

Homebuilding–1.86%

D.R. Horton, Inc.	478,521	20,978,361

	Shares	Value

Household Appliances–1.12%

Whirlpool Corp.	82,356	$ 12,609,527

Industrial Machinery–11.72%

Colfax Corp. (b)	493,770	15,751,263
Crane Co.	69,425	6,438,475
Dover Corp.	229,781	22,569,090
Fortive Corp.	245,298	19,015,501
ITT Inc.	301,177	14,751,649
Nordson Corp.	102,818	14,018,206
Parker-Hannifin Corp.	32,162	5,500,667
Stanley Black & Decker Inc.	187,422	28,713,050
Timken Co. (The)	122,802	5,599,771
		132,357,672

Internet Software & Services–1.39%

Just Eat PLC (United Kingdom)(b)	1,598,402	15,663,142

IT Consulting & Other Services–2.49%

EPAM Systems, Inc. (b)	245,302	28,091,985

Life & Health Insurance–1.26%

Torchmark Corp.	169,256	14,246,277

Life Sciences Tools & Services–1.97%

Agilent Technologies, Inc.	332,351	22,234,282

Movies & Entertainment–1.72%

Viacom Inc. -Class B	626,429	19,456,885

Multi-Utilities–1.23%

CMS Energy Corp.	307,430	13,923,505

Office Services & Supplies–0.70%

Société BIC S.A. (France)	79,044	7,863,126

Oil & Gas Equipment & Services–1.40%

Core Laboratories N.V.	145,678	15,765,273

Oil & Gas Exploration & Production–3.68%

Concho Resources Inc. (b)	140,951	21,189,164
Seven Generations Energy Ltd. -Class A (Canada)(b)	755,423	9,381,223
Vermilion Energy, Inc. (Canada)	339,820	10,956,320
		41,526,707

Paper Packaging–1.39%

Packaging Corp. of America	139,768	15,751,854

Property & Casualty Insurance–3.07%

Arch Capital Group Ltd. (b)	184,475	15,789,215
Progressive Corp. (The)	309,067	18,831,453
		34,620,668

Railroads–0.49%

Genesee & Wyoming Inc. -Class A (b)	77,455	5,483,039

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Regional Banks–1.06%

First Republic Bank	129,001	$ 11,946,783

Semiconductor Equipment–5.29%

KLA-Tencor Corp.	157,177	17,133,865
MKS Instruments, Inc.	64,577	7,468,330
Teradyne, Inc.	767,563	35,085,304
		59,687,499

Semiconductors–5.22%

Cypress Semiconductor Corp.	402,737	6,830,420
MACOM Technology Solutions Holdings, Inc. (b)	345,391	5,733,491
Microchip Technology Inc.	256,840	23,464,902
Xilinx, Inc.	317,721	22,952,165
		58,980,978

Specialty Chemicals–2.70%

International Flavors & Fragrances Inc.	108,253	14,820,918
PPG Industries, Inc.	140,264	15,653,463
		30,474,381

	Shares	Value

Steel–1.08%

Reliance Steel & Aluminum Co.	73,802	$ 6,327,784
Steel Dynamics, Inc.	132,820	5,873,300
		12,201,084
Total Common Stocks (Cost $606,915,145)		890,940,279

Money Market Funds–21.46%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (c)	84,794,056	84,794,056
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (c)	60,554,825	60,548,769
Invesco Treasury Portfolio –Institutional Class, 1.57% (c)	96,907,492	96,907,492
Total Money Market Funds (Cost $242,267,734)		242,250,317
TOTAL INVESTMENTS IN SECURITIES–100.36% (Cost $849,182,879)		1,133,190,596
OTHER ASSETS LESS LIABILITIES–(0.36)%		(4,035,933)
NET ASSETS–100.00%		$ 1,129,154,663

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31,2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Mid Cap Core Equity Fund

A.    Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.    Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Mid Cap Core Equity Fund

E.    Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018 , there were transfers from Level 1 to Level 2 of $24,288,927 and from Level 2 to Level 1 of $15,663,142, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$843,340,055	$47,600,224	$—	$890,940,279
Money Market Funds	242,250,317	—	—	242,250,317
Total Investments	$1,085,590,372	$47,600,224	$—	$1,133,190,596

Invesco Mid Cap Core Equity Fund

Invesco Multi-Asset Inflation Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	MAI-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Multi-Asset Inflation Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.08%(a)

	% of Net Assets 03/31/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/18	Value 03/31/18
Alternative Funds–7.76%
PowerShares DB Oil Fund-ETF(b)	7.76%	$109,488	$1,964	$(15,049)	$7,296	$3,388	$—	9,587	$ 107,087
Asset Allocation Funds–9.38%
Invesco Balanced-Risk Commodity Strategy Fund-Class R6	9.38%	133,402	2,425	(5,259)	(717)	(440)	—	18,253	129,411
Domestic Equity Funds–26.50%
Energy Select Sector SPDR Fund (The)-ETF(c)	5.77%	81,293	6,857	(3,204)	(5,757)	355	560	1,180	79,544
Invesco Energy Fund-Class R5	5.81%	81,354	7,881	(3,977)	(4,049)	(1,087)	—	3,333	80,122
iShares U.S. Consumer Goods-ETF(c)	7.15%	98,723	8,214	(2,186)	(6,072)	(103)	481	829	98,576
iShares U.S. Health Care-ETF(c)	7.77%	107,500	10,891	(10,658)	(1,007)	465	290	621	107,191
Total Domestic Equity Funds		368,870	33,843	(20,025)	(16,885)	(370)	1,331		365,433
Fixed-Income Funds–34.45%
Invesco Emerging Market Flexible Bond Fund-Class R6	1.95%	27,505	1,286	(1,302)	(610)	(19)	279	4,132	26,860
Invesco Floating Rate Fund-Class R6	4.94%	68,517	4,949	(5,447)	108	(17)	762	8,997	68,110
Invesco High Yield Fund-Class R6	4.47%	62,560	3,323	(2,682)	(1,493)	(55)	849	15,111	61,653
Invesco Quality Income Fund-Class R5	2.00%	27,381	2,467	(1,604)	(621)	(63)	267	2,354	27,560
Invesco Short Duration Inflation Protected Fund-Class R6	14.82%	207,549	13,670	(15,733)	(663)	(392)	1,026	19,828	204,431
Invesco U.S. Government Fund-Class R5	6.27%	87,660	6,764	(6,655)	(1,090)	(139)	465	9,959	86,540
Total Fixed-Income Funds		481,172	32,459	(33,423)	(4,369)	(685)	3,648		475,154
Foreign Equity Funds–14.70%
Invesco Global Infrastructure Fund-Class R6	6.70%	93,033	7,508	(3,768)	(4,196)	(215)	312	9,209	92,362
Invesco Gold & Precious Metals Fund-Class Y	6.08%	84,709	10,198	(2,430)	(8,329)	(308)	—	21,890	83,840
Invesco International Growth Fund-Class R6	1.92%	27,904	—	(1,108)	(256)	(2)	—	728	26,538
Total Foreign Equity Funds		205,646	17,706	(7,306)	(12,781)	(525)	312		202,740
Real Estate Funds–6.72%
Invesco Global Real Estate Income Fund-Class R6	6.72%	94,339	4,016	(2,712)	(2,861)	(136)	717	10,504	92,646
Money Market Funds–0.57%
Invesco Government & Agency Portfolio -Institutional Class, 1.55%(d)	0.20%	2,466	33,312	(33,027)	—	—	8	2,751	2,751
Invesco Liquid Assets Portfolio -Institutional Class, 1.74%(d)	0.14%	1,761	23,794	(23,590)	—	—	7	1,965	1,965
Invesco Treasury Portfolio -Institutional Class, 1.57%(d)	0.23%	2,818	38,071	(37,745)	—	—	9	3,144	3,144
Total Money Market Funds		7,045	95,177	(94,362)	—	—	24		7,860
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,346,222)	100.08%	$1,399,962	$187,590	$(178,136)	$(30,317)	$1,232	$6,032		$ 1,380,331
OTHER ASSETS LESS LIABILITIES	(0.08)%								(1,125)
NET ASSETS	100.00%								$ 1,379,206

Investment Abbreviations:

ETF    — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Inflation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco, or other unaffiliated advisers. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value

Invesco Multi-Asset Inflation Fund

A.	Security Valuations – (continued)

and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Multi-Asset Inflation Fund

As of March 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco Multi-Asset Inflation Fund

Invesco Peak Retirement™ Now Fund

Invesco Peak Retirement™ 2015 Fund

Invesco Peak Retirement™ 2020 Fund

Invesco Peak Retirement™ 2025 Fund

Invesco Peak Retirement™ 2030 Fund

Invesco Peak Retirement™ 2035 Fund

Invesco Peak Retirement™ 2040 Fund

Invesco Peak Retirement™ 2045 Fund

Invesco Peak Retirement™ 2050 Fund

Invesco Peak Retirement™ 2055 Fund

Invesco Peak Retirement™ 2060 Fund

Invesco Peak Retirement™ 2065 Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2018

invesco.com/us	PR-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM Now Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.04%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Domestic Equity Funds–16.27%
Invesco Dividend Income Fund – Class R6	5.78%	$—	$30,112	$—	$(1,865)	$—	$173	1,230	$28,247
iShares Core S&P 500 ETF(b)	2.50%	—	12,487	—	(280)	—	56	46	12,207
PowerShares Russell Top 200 Pure Value Portfolio-ETF	7.99%	—	40,194	—	(1,161)	—	174	1,037	39,033
Total Domestic Equity Funds		—	82,793	—	(3,306)	—	403		79,487

Fixed-Income Funds–65.88%
Invesco Core Plus Bond Fund – Class R6	6.06%	—	30,268	—	(662)	—	231	2,777	29,606
Invesco Corporate Bond Fund – Class R6	7.06%	—	35,407	—	(950)	—	341	4,786	34,457
Invesco Floating Rate Fund – Class R6	4.67%	—	22,784	—	(1)	—	248	3,010	22,783
Invesco High Yield Fund – Class R6	4.05%	—	20,358	—	(577)	—	252	4,848	19,781
Invesco Multi-Asset Income Fund – Class R6	7.89%	—	40,612	—	(2,058)	—	465	3,707	38,554
Invesco Quality Income Fund – Class R6	15.14%	—	75,644	—	(1,689)	—	670	6,310	73,955
Invesco Short Duration Inflation Protected Fund – Class R6	3.07%	—	15,072	—	(57)	—	76	1,457	15,015
iShares Core Total USD Bond Market ETF(b)	8.03%	—	39,992	—	(755)	—	185	786	39,237
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	4.87%	—	24,999	—	(1,207)	—	253	844	23,792
PowerShares Variable Rate Preferred Portfolio-ETF	5.04%	—	25,041	—	(450)	—	303	977	24,591
Total Fixed-Income Funds		—	330,177	—	(8,406)	—	3,024		321,771

Foreign Equity Funds–6.02%
iShares Core MSCI EAFE ETF(b)	1.01%	—	5,003	—	(62)	—	—	75	4,941
PowerShares S&P International Developed Low Volatility Portfolio-ETF	5.01%	—	24,974	—	(509)	—	72	738	24,465
Total Foreign Equity Funds		—	29,977	—	(571)	—	72		29,406

Real Estate Funds–6.00%
Invesco Global Real Estate Income Fund – Class R6	6.00%	—	30,262	—	(953)	—	227	3,323	29,309

Money Market Funds–5.87%
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(c)	2.94%	—	52,823	(38,475)	—	—	46	14,348	14,348
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(c)	2.93%	—	52,822	(38,474)	(3)	—	54	14,347	14,345
Total Money Market Funds		—	105,645	(76,949)	(3)	—	100		28,693
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $501,905)	100.04%	$—	$578,854	$(76,949)	$(13,239)	$—	$3,826		$488,666
OTHER ASSETS LESS LIABILITIES	(0.04)%								(219)
NET ASSETS	100.00%								$488,447

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM 2015 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Alternative Funds–1.52%
Invesco Global Targeted Returns Fund – Class R6(b)	1.52%	$—	$8,028	$—	$(54)	$—	$—	799	$7,974

Asset Allocation Funds–0.84%
Invesco Macro Allocation Strategy Fund – Class R6(b)	0.84%	—	4,522	—	(81)	—	—	475	4,441

Domestic Equity Funds–18.64%
Invesco All Cap Market Neutral Fund – Class R6(b)	0.87%	—	4,476	—	112	—	—	536	4,588
Invesco Diversified Dividend Fund – Class R6	0.55%	—	3,005	—	(120)	—	15	148	2,885
Invesco Dividend Income Fund – Class R6	3.12%	—	17,497	—	(1,100)	—	98	714	16,397
Invesco Equally-Weighted S&P 500 Fund –Class R6	2.52%	—	13,563	—	(321)	—	—	221	13,242
Invesco Growth And Income Fund – Class R6	1.10%	—	6,053	—	(267)	—	25	221	5,786
Invesco U.S. Managed Volatility Fund – Class R6	3.68%	—	19,798	—	(453)	—	—	1,966	19,345
iShares Core S&P 500 ETF(c)	1.77%	—	9,501	—	(213)	—	43	35	9,288
iShares Core S&P Mid-Cap ETF(c)	0.29%	—	1,535	—	(34)	—	6	8	1,501
PowerShares Russell Top 200 Pure Value Portfolio-ETF	2.97%	—	16,085	—	(464)	—	70	415	15,621
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	1.77%	—	9,043	—	269	—	8	196	9,312
Total Domestic Equity Funds		—	100,556	—	(2,591)	—	265		97,965

Fixed-Income Funds–63.08%
Invesco Core Plus Bond Fund – Class R6	6.44%	—	34,570	—	(736)	—	257	3,174	33,834
Invesco Corporate Bond Fund – Class R6	2.85%	—	15,380	—	(406)	—	145	2,080	14,974
Invesco Floating Rate Fund – Class R6	5.61%	—	29,477	—	(12)	—	314	3,892	29,465
Invesco High Yield Fund – Class R6	5.27%	—	28,531	—	(804)	—	346	6,796	27,727
Invesco Multi-Asset Income Fund – Class R6	4.04%	—	22,356	—	(1,122)	—	250	2,042	21,234
Invesco Quality Income Fund – Class R6	10.50%	—	56,404	—	(1,190)	—	487	4,711	55,214
Invesco Short Duration Inflation Protected Fund – Class R6	3.10%	—	16,350	—	(61)	—	82	1,580	16,289
Invesco Short Term Bond Fund – Class R6	2.16%	—	11,463	—	(91)	—	61	1,336	11,372
iShares Core Total USD Bond Market ETF(c)	6.93%	—	37,115	—	(673)	—	172	730	36,442
iShares Core U.S. Aggregate Bond ETF(c)	1.84%	—	9,824	—	(171)	—	43	90	9,653
PowerShares 1-30 Laddered Treasury Portfolio-ETF	2.76%	—	14,849	—	(316)	—	75	456	14,533
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	5.57%	—	30,737	—	(1,448)	—	302	1,039	29,289
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio-ETF	1.84%	—	9,803	—	(154)	—	47	394	9,649
PowerShares Variable Rate Preferred Portfolio-ETF	4.17%	—	22,288	—	(390)	—	262	870	21,898
Total Fixed-Income Funds		—	339,147	—	(7,574)	—	2,843		331,573

Foreign Equity Funds–6.31%
iShares Core MSCI EAFE ETF(c)	0.67%	—	3,536	—	(44)	—	—	53	3,492
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	1.94%	—	10,493	—	(269)	—	27	229	10,224
PowerShares S&P International Developed Low Volatility Portfolio-ETF	3.70%	—	19,895	—	(436)	—	58	587	19,459
Total Foreign Equity Funds		—	33,924	—	(749)	—	85		33,175

Real Estate Funds–4.19%
Invesco Global Real Estate Income Fund – Class R6	4.19%	—	22,728	—	(717)	—	170	2,495	22,011

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Invesco Peak RetirementTM 2015 Fund – (continued)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18

Money Market Funds–5.47%.
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(d)	2.74%	$—	$65,279	$(50,904)	$—	$—	$44	14,375	$14,375
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(d)	2.73%	—	65,279	(50,904)	(3)	—	51	14,374	14,372
Total Money Market Funds		—	130,558	(101,808)	(3)	—	95		28,747
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $537,655)	100.05%	$—	$639,463	$(101,808)	$(11,769)	$—	$3,458		$525,886
OTHER ASSETS LESS LIABILITIES	(0.05)%								(248)
NET ASSETS	100.00%								$525,638

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM 2020 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.07%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/18	Value 03/31/18
Alternative Funds–2.81%
Invesco Global Targeted Returns Fund – Class R6(b)	2.81%	$—	$18,108	$—	$(64)	$—	$—	1,808	$18,044

Asset Allocation Funds–1.80%
Invesco Macro Allocation Strategy Fund – Class R6(b)	1.80%	—	11,721	—	(146)	—	—	1,238	11,575

Domestic Equity Funds–24.14%
Invesco All Cap Market Neutral Fund – Class R6(b)	1.81%	—	11,389	—	244	—	—	1,359	11,633
Invesco Diversified Dividend Fund – Class R6	1.00%	—	6,622	—	(205)	—	34	329	6,417
Invesco Dividend Income Fund – Class R6	0.60%	—	4,068	—	(191)	—	21	169	3,877
Invesco Equally-Weighted S&P 500 Fund – Class R6	3.31%	—	21,590	—	(318)	—	—	355	21,272
Invesco Growth And Income Fund – Class R6	1.96%	—	13,069	—	(496)	—	54	480	12,573
Invesco U.S. Managed Volatility Fund – Class R6	8.47%	—	55,388	—	(973)	—	—	5,530	54,415
iShares Core S&P 500 ETF(c)	2.97%	—	19,507	—	(400)	—	89	72	19,107
iShares Core S&P Mid-Cap ETF(c)	0.47%	—	3,057	—	(56)	—	11	16	3,001
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	3.00%	—	18,834	—	455	—	16	406	19,289
PowerShares S&P Midcap Low Volatility Portfolio-ETF	0.55%	—	3,567	—	(29)	—	15	79	3,538
Total Domestic Equity Funds		—	157,091	—	(1,969)	—	240		155,122

Fixed-Income Funds–59.93%
Invesco Core Plus Bond Fund – Class R6	6.80%	—	45,216	(715)	(761)	(16)	295	4,102	43,724
Invesco Floating Rate Fund – Class R6	5.71%	—	37,347	(667)	(16)	(1)	351	4,843	36,663
Invesco High Yield Fund – Class R6	5.68%	—	37,403	—	(882)	—	405	8,951	36,521
Invesco Multi-Asset Income Fund – Class R6	0.53%	—	3,563	—	(155)	—	39	328	3,408
Invesco Quality Income Fund – Class R6	7.02%	—	46,844	(926)	(769)	(21)	355	3,851	45,128
Invesco Short Duration Inflation Protected Fund – Class R6	4.22%	—	27,169	—	(82)	—	136	2,627	27,087
Invesco Short Term Bond Fund – Class R6	4.40%	—	28,466	—	(200)	—	135	3,321	28,266
iShares Core Total USD Bond Market ETF(c)	2.41%	—	15,687	—	(212)	—	60	310	15,475
iShares Core U.S. Aggregate Bond ETF(c)	5.14%	—	34,096	(641)	(408)	(14)	119	308	33,033
PowerShares 1-30 Laddered Treasury Portfolio-ETF	6.41%	—	42,705	(976)	(517)	(36)	191	1,292	41,176
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	6.01%	—	40,167	—	(1,518)	—	359	1,371	38,649
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio-ETF	4.20%	—	27,347	—	(384)	—	119	1,101	26,963
PowerShares Variable Rate Preferred Portfolio-ETF	1.40%	—	9,144	—	(133)	—	97	358	9,011
Total Fixed-Income Funds		—	395,154	(3,925)	(6,037)	(88)	2,661		385,104

Foreign Equity Funds–6.45%
Invesco International Growth Fund – Class R6	0.90%	—	5,872	—	(80)	—	—	159	5,792
iShares Core MSCI EAFE ETF(c)	1.11%	—	7,169	—	(54)	—	—	108	7,115
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	3.23%	—	21,191	—	(429)	—	55	465	20,762
PowerShares S&P International Developed Low Volatility Portfolio-ETF	1.21%	—	7,900	—	(110)	—	23	235	7,790
Total Foreign Equity Funds		—	42,132	—	(673)	—	78		41,459

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Invesco Peak RetirementTM 2020 Fund – (continued)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/18	Value 03/31/18

Real Estate Funds–3.06%
Invesco Global Real Estate Income Fund – Class R6	3.06%	$—	$20,038	$—	$(392)	$—	$152	2,227	$19,646

Money Market Funds–1.88%
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(d)	0.94%	—	141,339	(135,279)	—	—	21	6,060	6,060
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(d)	0.94%	—	141,339	(135,280)	(1)	(2)	28	6,056	6,056
Total Money Market Funds		—	282,678	(270,559)	(1)	(2)	49		12,116
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $652,348)	100.07%	$—	$926,922	$(274,484)	$(9,282)	$(90)	$3,180		$643,066
OTHER ASSETS LESS LIABILITIES	(0.07)%								(439)
NET ASSETS	100.00%								$642,627

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM 2025 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–104.04%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Alternative Funds–2.77%
Invesco Global Targeted Returns Fund – Class R6(b)	2.77%	$—	$15,418	$—	$(89)	$—	$—	1,536	$15,329

Asset Allocation Funds–1.75%
Invesco Macro Allocation Strategy Fund – Class R6(b)	1.75%	—	9,893	—	(178)	—	—	1,039	9,715

Domestic Equity Funds–28.14%
Invesco All Cap Market Neutral Fund – Class R6(b)	1.83%	—	9,885	—	250	—	—	1,184	10,135
Invesco Diversified Dividend Fund – Class R6	1.12%	—	6,462	—	(260)	—	33	318	6,202
Invesco Equally-Weighted S&P 500 Fund – Class R6	2.70%	—	15,344	—	(364)	—	—	250	14,980
Invesco Growth And Income Fund – Class R6	2.23%	—	12,907	—	(571)	—	53	471	12,336
Invesco U.S. Managed Volatility Fund – Class R6	11.60%	—	66,327	(520)	(1,508)	5	—	6,535	64,304
iShares Core S&P 500 ETF(c)	3.07%	—	17,306	—	(322)	—	69	64	16,984
iShares Core S&P Mid-Cap ETF(c)	0.71%	—	4,031	—	(92)	—	14	21	3,939
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	3.00%	—	16,167	—	461	—	13	350	16,628
PowerShares S&P Midcap Low Volatility Portfolio-ETF	1.88%	—	10,576	—	(140)	—	39	233	10,436
Total Domestic Equity Funds		—	159,005	(520)	(2,546)	5	221		155,944

Fixed-Income Funds–49.82%
Invesco Core Plus Bond Fund – Class R6	6.18%	—	34,998	—	(743)	—	262	3,213	34,255
Invesco Floating Rate Fund – Class R6	4.27%	—	23,672	—	(3)	—	256	3,127	23,669
Invesco High Yield Fund – Class R6	4.18%	—	23,820	—	(677)	—	292	5,672	23,143
Invesco Quality Income Fund – Class R6	5.88%	—	33,339	—	(735)	—	292	2,782	32,604
Invesco Short Duration Inflation Protected Fund – Class R6	3.51%	—	19,525	—	(75)	—	97	1,886	19,450
Invesco Short Term Bond Fund – Class R6	3.78%	—	21,103	—	(171)	—	113	2,460	20,932
iShares Core U.S. Aggregate Bond ETF(c)	6.42%	—	36,197	—	(590)	—	146	332	35,607
PowerShares 1-30 Laddered Treasury Portfolio-ETF	7.13%	—	40,310	—	(823)	—	195	1,239	39,487
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	4.74%	—	27,430	—	(1,185)	—	251	931	26,245
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio-ETF	3.73%	—	21,011	—	(317)	—	95	845	20,694
Total Fixed-Income Funds		—	281,405	—	(5,319)	—	1,999		276,086

Foreign Equity Funds–8.16%
Invesco International Companies Fund – Class R6	1.03%	—	5,927	—	(210)	—	—	476	5,717
Invesco International Growth Fund – Class R6	2.10%	—	11,867	—	(246)	—	—	319	11,621
iShares Core MSCI EAFE ETF(c)	1.49%	—	8,326	—	(91)	—	—	125	8,235
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	3.27%	—	18,561	—	(434)	—	44	406	18,127
PowerShares FTSE RAFI Emerging Markets Portfolio-ETF	0.27%	—	1,463	—	42	—	2	64	1,505
Total Foreign Equity Funds		—	46,144	—	(939)	—	46		45,205

Real Estate Funds–2.79%
Invesco Global Real Estate Income Fund – Class R6	2.79%	—	15,899	—	(458)	—	120	1,751	15,441

Money Market Funds–10.61
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(d)	4.51%	—	131,141	(106,150)	—	—	12	24,991	24,991
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(d)	2.35%	—	87,892	(74,897)	—	—	9	12,996	12,995
Invesco Treasury Portfolio – Institutional Class, 1.57%(d)	3.75%	—	140,627	(119,835)	—	—	13	20,792	20,792
Total Money Market Funds		—	359,660	(300,882)	—	—	34		58,778

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Invesco Peak RetirementTM 2025 Fund – (continued)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $586,027)	104.04%	$—	$887,424	$(301,402)	$(9,529)	$5	$2,420		$576,498
OTHER ASSETS LESS LIABILITIES	(4.04)%								(22,366)
NET ASSETS	100.00%								$554,132

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM 2030 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Alternative Funds–2.95%
Invesco Global Targeted Returns Fund – Class R6(b)	2.95%	$—	$14,821	$—	$(91)	$—	$—	1,476	$14,730

Asset Allocation Funds–1.94%
Invesco Macro Allocation Strategy Fund – Class R6(b)	1.94%	—	9,884	—	(179)	—	—	1,038	9,705

Domestic Equity Funds–38.01%
Invesco All Cap Market Neutral Fund – Class R6(b)	2.03%	—	9,877	—	249	—	—	1,183	10,126
Invesco Comstock Fund – Class R6	0.86%	—	4,462	—	(195)	—	18	164	4,267
Invesco Diversified Dividend Fund – Class R6	1.72%	—	8,956	—	(360)	—	45	440	8,596
Invesco Equally-Weighted S&P 500 Fund – Class R6	3.38%	—	17,308	—	(411)	—	—	282	16,897
Invesco Growth and Income Fund – Class R6	2.28%	—	11,916	—	(527)	—	49	435	11,389
Invesco U.S. Managed Volatility Fund – Class R6	17.67%	—	90,298	—	(2,073)	—	—	8,966	88,225
iShares Core S&P 500 ETF(c)	0.96%	—	4,889	—	(112)	—	22	18	4,777
iShares Core S&P Mid-Cap ETF(c)	0.98%	—	4,990	—	(113)	—	18	26	4,877
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio-ETF	1.73%	—	8,793	—	(161)	—	6	67	8,632
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	4.25%	—	20,629	—	608	—	18	447	21,237
PowerShares S&P MidCap Low Volatility Portfolio-ETF	2.15%	—	10,918	—	(168)	—	46	240	10,750
Total Domestic Equity Funds		—	193,036	—	(3,263)	—	222		189,773

Fixed-Income Funds–40.12%
Invesco Core Plus Bond Fund – Class R6	5.94%	—	30,337	—	(641)	—	225	2,786	29,696
Invesco Floating Rate Fund – Class R6	3.10%	—	15,483	—	(1)	—	169	2,045	15,482
Invesco High Yield Fund – Class R6	3.02%	—	15,517	—	(440)	—	192	3,695	15,077
Invesco Quality Income Fund – Class R6	6.06%	—	30,943	—	(664)	—	266	2,584	30,279
Invesco Short Duration Inflation Protected Fund – Class R6	2.68%	—	13,408	—	(51)	—	67	1,296	13,357
Invesco Short Term Bond Fund – Class R6	3.16%	—	15,902	—	(130)	—	86	1,853	15,772
iShares Core U.S. Aggregate Bond ETF(c)	5.97%	—	30,343	—	(527)	—	127	278	29,816
PowerShares 1-30 Laddered Treasury Portfolio-ETF	5.89%	—	30,028	—	(644)	—	149	922	29,384
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	3.13%	—	16,352	—	(735)	—	155	554	15,617
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio-ETF	1.17%	—	5,948	—	(95)	—	29	239	5,853
Total Fixed-Income Funds		—	204,261	—	(3,928)	—	1,465		200,333

Foreign Equity Funds–12.95%
Invesco International Companies Fund – Class R6	2.20%	—	11,369	—	(404)	—	—	913	10,965
Invesco International Growth Fund – Class R6	3.49%	—	17,782	—	(368)	—	—	478	17,414
iShares Core MSCI EAFE ETF(c)	1.75%	—	8,876	—	(114)	—	—	133	8,762
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	4.09%	—	20,977	—	(528)	—	52	458	20,449
PowerShares FTSE RAFI Emerging Markets Portfolio-ETF	1.12%	—	5,420	—	152	—	8	237	5,572
PowerShares S&P Emerging Markets Low Volatility Portfolio-ETF	0.30%	—	1,477	—	25	—	1	57	1,502
Total Foreign Equity Funds		—	65,901	—	(1,237)	—	61		64,664

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Invesco Peak RetirementTM 2030 Fund – (continued)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Real Estate Funds–3.01%
Invesco Global Real Estate Income Fund – Class R6	3.01%	$—	$15,477	$—	$(471)	$—	$116	1,701	$15,006

Money Market Funds–1.07%
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(d)	0.36%	—	106,638	(104,856)	—	—	8	1,782	1,782
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(d)	0.27%	—	76,233	(74,897)	—	—	8	1,335	1,336
Invesco Treasury Portfolio – Institutional Class, 1.57%(d)	0.44%	—	122,057	(119,832)	—	—	10	2,225	2,225
Total Money Market Funds		—	304,928	(299,585)	—	—	26		5,343
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $508,723)	100.05%	$—	$808,308	$(299,585)	$(9,169)	$—	$1,890		$499,554
OTHER ASSETS LESS LIABILITIES	(0.05)%								(262)
NET ASSETS	100.00%								$499,292

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM 2035 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Alternative Funds–2.37%
Invesco Global Targeted Returns Fund – Class R6(b)	2.37%	$—	$11,859	$—	$(72)	$—	$—	1,181	$11,787

Asset Allocation Funds–1.65%
Invesco Macro Allocation Strategy Fund – Class R6(b)	1.65%	—	8,398	—	(151)	—	—	882	8,247

Domestic Equity Funds–45.09%
Invesco All Cap Market Neutral Fund – Class R6(b)	0.81%	—	3,949	—	100	—	—	473	4,049
Invesco Comstock Fund – Class R6	2.00%	—	10,403	—	(455)	—	42	382	9,948
Invesco Diversified Dividend Fund – Class R6	3.06%	—	15,888	—	(639)	—	81	781	15,249
Invesco Equally-Weighted S&P 500 Fund – Class R6	4.40%	—	22,451	—	(520)	—	—	366	21,931
Invesco Growth And Income Fund – Class R6	1.90%	—	9,907	—	(438)	—	41	361	9,469
Invesco Long/Short Equity Fund – Class R6	1.14%	—	5,929	—	(258)	—	—	486	5,671
Invesco U.S. Managed Volatility Fund – Class R6	18.19%	—	92,796	—	(2,130)	—	—	9,214	90,666
iShares Core S&P Mid-Cap ETF(c)	0.98%	—	4,990	—	(113)	—	18	26	4,877
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio-EFT	3.08%	—	15,591	—	(260)	—	10	119	15,331
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	6.28%	—	30,412	—	897	—	26	659	31,309
PowerShares S&P Midcap Low Volatility Portfolio-ETF	2.08%	—	10,526	—	(135)	—	44	232	10,391
PowerShares S&P SmallCap Low Volatility Portfolio-ETF	1.17%	—	5,970	—	(164)	—	14	129	5,806
Total Domestic Equity Funds		—	228,812	—	(4,115)	—	276		224,697

Fixed-Income Funds–30.03%
Invesco Core Plus Bond Fund – Class R6	4.30%	—	21,924	—	(476)	—	166	2,012	21,448
Invesco Floating Rate Fund – Class R6	1.91%	—	9,498	—	—	—	103	1,255	9,498
Invesco High Yield Fund – Class R6	1.85%	—	9,510	—	(271)	—	118	2,265	9,239
Invesco Quality Income Fund – Class R6	5.43%	—	27,677	—	(609)	—	244	2,309	27,068
Invesco Short Duration Inflation Protected Fund – Class R6	2.19%	—	10,933	—	(42)	—	55	1,056	10,891
Invesco Short Term Bond Fund – Class R6	2.97%	—	14,909	—	(121)	—	80	1,738	14,788
iShares Core U.S. Aggregate Bond ETF(c)	4.89%	—	24,795	—	(449)	—	108	227	24,346
PowerShares 1-30 Laddered Treasury Portfolio-ETF	4.70%	—	23,964	—	(540)	—	123	735	23,424
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	1.79%	—	9,390	—	(454)	—	95	317	8,936
Total Fixed-Income Funds		—	152,600	—	(2,962)	—	1,092		149,638

Foreign Equity Funds–17.34%
Invesco International Companies Fund – Class R6	2.97%	—	15,329	—	(545)	—	—	1,231	14,784
Invesco International Growth Fund – Class R6	4.17%	—	21,242	—	(440)	—	—	571	20,802
iShares Core MSCI EAFE ETF(c)	1.96%	—	9,877	—	(127)	—	—	148	9,750
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	5.30%	—	27,134	—	(702)	—	70	592	26,432
PowerShares FTSE RAFI Emerging Markets Portfolio-ETF	1.83%	—	8,850	—	248	—	12	387	9,098
PowerShares S&P Emerging Markets Low Volatility Portfolio-ETF	1.11%	—	5,440	—	96	—	5	210	5,536
Total Foreign Equity Funds		—	87,872	—	(1,470)	—	87		86,402

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Invesco Peak RetirementTM 2035 Fund – (continued)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18

Real Estate Funds–2.32%
Invesco Global Real Estate Income Fund – Class R6	2.32%	$—	$11,949	$—	$(375)	$—	$90	1,312	$11,574

Money Market Funds–1.25%
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(d)	0.44%	—	109,111	(106,928)	—	—	11	2,183	2,183
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(d)	0.31%	—	77,937	(76,377)	—	—	10	1,561	1,560
Invesco Treasury Portfolio – Institutional Class, 1.57%(d)	0.50%	—	124,696	(122,202)	—	—	12	2,494	2,494
Total Money Market Funds		—	311,744	(305,507)	—	—	33		6,237
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $507,727)	100.05%	$—	$813,234	$(305,507)	$(9,145)	$—	$1,578		$498,582
OTHER ASSETS LESS LIABILITIES	(0.05)%								(270)
NET ASSETS	100.00%								$498,312

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM 2040 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Alternative Funds–0.80%
Invesco Global Targeted Returns Fund – Class R6(b)	0.80%	$—	$3,956	$—	$(24)	$—	$—	394	$3,932

Asset Allocation Funds–0.59%
Invesco Macro Allocation Strategy Fund – Class R6(b)	0.59%	—	2,971	—	(54)	—	—	312	2,917

Domestic Equity Funds–51.11%
Invesco Comstock Fund – Class R6	2.70%	—	13,908	—	(608)	—	56	510	13,300
Invesco Diversified Dividend Fund– Class R6	5.03%	—	25,826	—	(1,040)	—	131	1,270	24,786
Invesco Equally-Weighted S&P 500 Fund – Class R6	4.60%	—	23,200	—	(550)	—	—	378	22,650
Invesco Growth And Income Fund – Class R6	1.92%	—	9,907	—	(438)	—	40	362	9,469
Invesco Long/Short Equity Fund – Class R6	1.92%	—	9,882	—	(429)	—	—	810	9,453
Invesco U.S. Managed Volatility Fund – Class R6	15.94%	—	80,308	—	(1,844)	—	—	7,974	78,464
iShares Core S&P 500 ETF(c)	0.86%	—	4,343	—	(97)	—	20	16	4,246
iShares Core S&P Mid-Cap ETF(c)	1.60%	—	8,061	—	(183)	—	29	42	7,878
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio-ETF	3.27%	—	16,405	—	(301)	—	11	125	16,104
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	8.42%	—	40,289	—	1,187	—	35	873	41,476
PowerShares S&P MidCap Low Volatility Portfolio-ETF	2.58%	—	12,874	—	(198)	—	54	283	12,676
PowerShares S&P SmallCap Low Volatility Portfolio-ETF	2.27%	—	11,476	—	(314)	—	26	248	11,162
Total Domestic Equity Funds		—	256,479	—	(4,815)	—	402		251,664

Fixed-Income Funds–21.93%
Invesco Core Plus Bond Fund – Class R6	2.87%	—	14,447	—	(316)	—	110	1,326	14,131
Invesco Floating Rate Fund – Class R6	0.61%	—	3,000	—	—	—	33	396	3,000
Invesco High Yield Fund – Class R6	0.59%	—	3,004	—	(85)	—	37	715	2,919
Invesco Quality Income Fund – Class R6	4.65%	—	23,427	—	(522)	—	208	1,954	22,905
Invesco Short Duration Inflation Protected Fund – Class R6	0.80%	—	3,974	—	(16)	—	20	384	3,958
Invesco Short Term Bond Fund – Class R6	2.71%	—	13,426	—	(109)	—	73	1,565	13,317
iShares Core U.S. Aggregate Bond ETF(c)	4.14%	—	20,758	—	(381)	—	90	190	20,377
PowerShares 1-30 Laddered Treasury Portfolio-ETF	4.12%	—	20,779	—	(478)	—	108	637	20,301
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	1.44%	—	7,435	—	(359)	—	75	251	7,076
Total Fixed-Income Funds		—	110,250	—	(2,266)	—	754		107,984

Foreign Equity Funds–21.88%
Invesco International Companies Fund – Class R6	3.68%	—	18,790	—	(667)	—	—	1,509	18,123
Invesco International Growth Fund – Class R6	5.60%	—	28,161	—	(584)	—	—	757	27,577
iShares Core MSCI EAFE ETF(c)	1.98%	—	9,878	—	(128)	—	—	148	9,750
PowerShares FTSE RAFI Developed Markets ex- U.S. Portfolio-ETF	6.72%	—	33,970	—	(885)	—	88	741	33,085
PowerShares FTSE RAFI Emerging Markets Portfolio-ETF	2.06%	—	9,857	—	276	—	14	431	10,133
PowerShares S&P Emerging Markets Low Volatility Portfolio-ETF	1.84%	—	8,911	—	157	—	8	344	9,068
Total Foreign Equity Funds		—	109,567	—	(1,831)	—	110		107,736

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Invesco Peak RetirementTM 2040 Fund – (continued)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18

Real Estate Funds–2.55%
Invesco Global Real Estate Income Fund – Class R6	2.55%	$—	$12,949	$—	$(406)	$—	$97	1,422	$12,543

Money Market Funds–1.19%
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(d)	0.42%	—	112,368	(110,316)	—	—	10	2,052	2,052
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(d)	0.30%	—	80,263	(78,797)	—	—	8	1,466	1,466
Invesco Treasury Portfolio – Institutional Class, 1.57%(d)	0.47%	—	128,420	(126,074)	—	—	10	2,346	2,346
Total Money Market Funds		—	321,051	(315,187)	—	—	28		5,864
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $502,036)	100.05%	$—	$817,223	$(315,187)	$(9,396)	$—	$1,391		$492,640
OTHER ASSETS LESS LIABILITIES	(0.05)%								(249)
NET ASSETS	100.00%								$492,391

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM 2045 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Domestic Equity Funds–55.59%
Invesco Comstock Fund – Class R6	3.47%	$—	$20,163	$—	$(764)	$—	$81	744	$19,399
Invesco Diversified Dividend Fund – Class R6	7.04%	—	40,716	—	(1,407)	—	208	2,014	39,309
Invesco Equally-Weighted S&P 500 Fund – Class R6	5.32%	—	30,246	—	(526)	—	—	496	29,720
Invesco Growth And Income Fund – Class R6	1.33%	—	7,753	—	(309)	—	32	284	7,444
Invesco Long/Short Equity Fund – Class R6	1.34%	—	7,768	—	(288)	—	—	641	7,480
Invesco U.S. Managed Volatility Fund – Class R6	13.46%	—	76,566	—	(1,408)	—	—	7,638	75,158
iShares Core S&P 500 ETF(b)	1.76%	—	10,033	—	(214)	—	46	37	9,819
iShares Core S&P Mid-Cap ETF(b)	1.41%	—	8,017	—	(139)	—	29	42	7,878
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio-ETF	3.81%	—	21,547	—	(290)	—	14	165	21,257
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	10.76%	—	58,443	—	1,657	—	51	1,265	60,100
PowerShares S&P MidCap Low Volatility Portfolio-ETF	3.05%	—	17,223	—	(158)	—	73	381	17,065
PowerShares S&P SmallCap Low Volatility Portfolio-ETF	2.84%	—	16,169	—	(325)	—	37	352	15,844
Total Domestic Equity Funds		—	314,644	—	(4,171)	—	571		310,473

Fixed-Income Funds–16.51%
Invesco Core Plus Bond Fund – Class R6	2.47%	—	14,084	—	(280)	—	102	1,295	13,804
Invesco Quality Income Fund – Class R6	4.47%	—	25,504	—	(505)	—	215	2,133	24,999
Invesco Short Term Bond Fund – Class R6	0.99%	—	5,562	—	(43)	—	29	648	5,519
iShares Core U.S. Aggregate Bond ETF(b)	3.38%	—	19,177	—	(301)	—	79	176	18,876
PowerShares 1-30 Laddered Treasury Portfolio-ETF	4.03%	—	22,906	—	(406)	—	114	706	22,500
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	1.17%	—	6,839	—	(299)	—	66	232	6,540
Total Fixed-Income Funds		—	94,072	—	(1,834)	—	605		92,238

Foreign Equity Funds–24.21%
Invesco International Companies Fund – Class R6	4.21%	—	24,197	—	(706)	—	—	1,956	23,491
Invesco International Growth Fund – Class R6	6.70%	—	38,036	—	(622)	—	—	1,027	37,414
iShares Core MSCI EAFE ETF(b)	1.98%	—	11,186	—	(118)	—	—	168	11,068
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	7.31%	—	41,854	—	(1,001)	—	108	915	40,853
PowerShares FTSE RAFI Emerging Markets Portfolio-ETF	2.00%	—	10,895	—	296	—	15	476	11,191
PowerShares S&P Emerging Markets Low Volatility Portfolio-ETF	2.01%	—	11,006	—	197	—	10	425	11,203
Total Foreign Equity Funds		—	137,174	—	(1,954)	—	133		135,220

Real Estate Funds–2.41%
Invesco Global Real Estate Income Fund – Class R6	2.41%	—	13,778	—	(337)	—	104	1,524	13,441

Money Market Funds–1.33%
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(c)	0.47%	—	138,137	(135,535)	—	—	13	2,602	2,602
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(c)	0.33%	—	98,669	(96,812)	—	—	11	1,857	1,857
Invesco Treasury Portfolio – Institutional Class, 1.57%(c)	0.53%	—	157,867	(154,893)	—	—	13	2,974	2,974
Total Money Market Funds		—	394,673	(387,240)	—	—	37		7,433
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $567,101)	100.05%	$—	$954,341	$(387,240)	$(8,296)	$—	$1,450		$558,805
OTHER ASSETS LESS LIABILITIES	(0.05)%								(296)
NET ASSETS	100.00%								$558,509

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Invesco Peak RetirementTM 2045 Fund – (continued)

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM 2050 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Domestic Equity Funds–60.35%
Invesco Comstock Fund – Class R6	4.43%	$—	$22,860	$—	$(999)	$—	$92	839	$21,861
Invesco Diversified Dividend Fund – Class R6	8.90%	—	45,742	—	(1,841)	—	233	2,249	43,901
Invesco Equally-Weighted S&P 500 Fund – Class R6	6.46%	—	32,652	—	(775)	—	—	532	31,877
Invesco Growth And Income Fund – Class R6	0.38%	—	1,982	—	(88)	—	8	72	1,894
Invesco Long/Short Equity Fund – Class R6	0.67%	—	3,465	—	(151)	—	—	284	3,314
Invesco U.S. Managed Volatility Fund – Class R6	12.03%	—	60,759	—	(1,394)	—	—	6,033	59,365
iShares Core S&P 500 ETF(b)	3.12%	—	15,749	—	(357)	—	71	58	15,392
iShares Core S&P Mid-Cap ETF(b)	0.99%	—	4,990	—	(113)	—	18	26	4,877
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio-ETF	3.94%	—	19,817	—	(364)	—	13	151	19,453
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	12.92%	—	61,933	—	1,825	—	54	1,342	63,758
PowerShares S&P MidCap Low Volatility Portfolio-ETF	2.98%	—	14,921	—	(230)	—	62	328	14,691
PowerShares S&P SmallCap Low Volatility Portfolio-ETF	3.53%	—	17,909	—	(490)	—	41	387	17,419
Total Domestic Equity Funds		—	302,779	—	(4,977)	—	592		297,802

Fixed-Income Funds–11.51%
Invesco Core Plus Bond Fund – Class R6	2.47%	—	12,459	—	(273)	—	95	1,143	12,186
Invesco Quality Income Fund – Class R6	3.86%	—	19,458	—	(434)	—	172	1,623	19,024
iShares Core U.S. Aggregate Bond ETF(b)	1.18%	—	5,900	—	(108)	—	26	54	5,792
PowerShares 1-30 Laddered Treasury Portfolio-ETF	3.62%	—	18,300	—	(421)	—	95	561	17,879
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	0.38%	—	1,984	—	(95)	—	20	67	1,889
Total Fixed-Income Funds		—	58,101	—	(1,331)	—	408		56,770

Foreign Equity Funds–25.49%
Invesco International Companies Fund – Class R6	4.35%	—	22,265	—	(791)	—	—	1,788	21,474
Invesco International Growth Fund – Class R6	6.88%	—	34,634	—	(718)	—	—	931	33,916
iShares Core MSCI EAFE ETF(b)	2.28%	—	11,413	—	(148)	—	—	171	11,265
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	7.58%	—	38,417	—	(1,002)	—	99	838	37,415
PowerShares FTSE RAFI Emerging Markets Portfolio-ETF	2.36%	—	11,344	—	317	—	16	496	11,661
PowerShares S&P Emerging Markets Low Volatility Portfolio-ETF	2.04%	—	9,895	—	175	—	9	382	10,070
Total Foreign Equity Funds		—	127,968	—	(2,167)	—	124		125,801

Real Estate Funds–1.37%
Invesco Global Real Estate Income Fund – Class R6	1.37%	—	6,984	—	(219)	—	52	767	6,765

Money Market Funds–1.33%
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(c)	0.47%	—	114,025	(111,730)	—	—	10	2,295	2,295
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(c)	0.33%	—	81,447	(79,808)	—	—	8	1,639	1,639
Invesco Treasury Portfolio – Institutional Class, 1.57%(c)	0.53%	—	130,313	(127,690)	—	—	11	2,623	2,623
Total Money Market Funds		—	325,785	(319,228)	—	—	29		6,557
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $502,389)	100.05%	$—	$821,617	$(319,228)	$(8,694)	$—	$1,205		$493,695
OTHER ASSETS LESS LIABILITIES	(0.05)%								(243)
NET ASSETS	100.00%								$493,452

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Invesco Peak RetirementTM 2050 Fund – (continued)

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM 2055 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Domestic Equity Funds–64.42%
Invesco Comstock Fund – Class R6	6.04%	$—	$31,544	$—	$(1,385)	$—	$126	1,157	$30,159
Invesco Diversified Dividend Fund – Class R6	9.85%	—	51,259	—	(2,059)	—	261	2,520	49,200
Invesco Equally-Weighted S&P 500 Fund – Class R6	7.78%	—	39,840	—	(952)	—	—	649	38,888
Invesco Long/Short Equity Fund – Class R6	0.19%	—	988	—	(43)	—	—	81	945
Invesco U.S. Managed Volatility Fund – Class R6	10.41%	—	53,267	—	(1,223)	—	—	5,289	52,044
iShares Core S&P 500 ETF(b)	3.82%	—	19,549	—	(442)	—	89	72	19,107
iShares Core S&P Mid-Cap ETF(b)	0.98%	—	4,990	—	(113)	—	18	26	4,877
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio-ETF	4.87%	—	24,801	—	(452)	—	17	189	24,349
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	14.10%	—	69,871	(1,524)	2,027	83	59	1,483	70,457
PowerShares S&P MidCap Low Volatility Portfolio-ETF	2.64%	—	13,420	—	(207)	—	56	295	13,213
PowerShares S&P SmallCap Low Volatility Portfolio-ETF	3.74%	—	19,179	—	(500)	—	43	415	18,679
Total Domestic Equity Funds		—	328,708	(1,524)	(5,349)	83	669		321,918

Fixed-Income Funds–6.92%
Invesco Core Plus Bond Fund – Class R6	0.98%	—	4,988	—	(109)	—	38	458	4,879
Invesco Quality Income Fund – Class R6	2.96%	—	15,107	—	(322)	—	130	1,261	14,785
PowerShares 1-30 Laddered Treasury Portfolio-ETF	2.98%	—	15,234	—	(319)	—	76	468	14,915
Total Fixed-Income Funds		—	35,329	—	(750)	—	244		34,579

Foreign Equity Funds–26.97%
Invesco International Companies Fund – Class R6	4.74%	—	24,574	—	(866)	—	—	1,974	23,708
Invesco International Growth Fund – Class R6	7.22%	—	36,835	—	(769)	—	—	990	36,066
iShares Core MSCI EAFE ETF(b)	2.44%	—	12,346	—	(158)	—	—	185	12,188
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	7.82%	—	40,117	—	(1,050)	—	103	875	39,067
PowerShares FTSE RAFI Emerging Markets Portfolio-ETF	2.43%	—	12,351	(561)	336	29	17	517	12,155
PowerShares S&P Emerging Markets Low Volatility Portfolio-ETF	2.32%	—	11,397	—	201	—	10	440	11,598
Total Foreign Equity Funds		—	137,620	(561)	(2,306)	29	130		134,782

Real Estate Funds–0.38%
Invesco Global Real Estate Income Fund – Class R6	0.38%	—	1,992	—	(63)	—	15	219	1,929

Money Market Funds–1.36%
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(c)	0.48%	—	114,620	(112,248)	—	—	10	2,372	2,372
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(c)	0.34%	—	81,872	(80,177)	—	—	9	1,696	1,695
Invesco Treasury Portfolio – Institutional Class, 1.57%(c)	0.54%	—	130,993	(128,282)	—	—	10	2,711	2,711
Total Money Market Funds		—	327,485	(320,707)	—	—	29		6,778
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $508,454)	100.05%	$—	$831,134	$(322,792)	$(8,468)	$112	$1,087		$499,986
OTHER ASSETS LESS LIABILITIES	(0.05)%								(266)
NET ASSETS	100.00%								$499,720

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Invesco Peak RetirementTM 2055 Fund – (continued)

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM 2060 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/18	Value 03/31/18
Domestic Equity Funds–66.37%
Invesco Comstock Fund – Class R6	6.75%	$—	$34,797	$—	$(1,522)	$—	$140	1,276	$33,275
Invesco Diversified Dividend Fund – Class R6	9.69%	—	49,771	—	(2,004)	—	253	2,447	47,767
Invesco Equally-Weighted S&P 500 Fund – Class R6	8.33%	—	42,043	—	(998)	—	—	685	41,045
Invesco U.S. Managed Volatility Fund – Class R6	9.96%	—	50,265	—	(1,154)	—	—	4,991	49,111
iShares Core S&P 500 ETF(b)	3.88%	—	19,549	—	(442)	—	89	72	19,107
iShares Core S&P Mid-Cap ETF(b)	0.99%	—	4,990	—	(113)	—	18	26	4,877
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio-ETF	5.44%	—	27,298	—	(501)	—	18	208	26,797
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	15.41%	—	73,794	—	2,175	—	64	1,599	75,969
PowerShares S&P MidCap Low Volatility Portfolio-ETF	2.49%	—	12,464	—	(192)	—	52	274	12,272
PowerShares S&P SmallCap Low Volatility Portfolio-ETF	3.43%	—	17,400	—	(476)	—	39	376	16,924
Total Domestic Equity Funds		—	332,371	—	(5,227)	—	673		327,144

Fixed-Income Funds–4.93%
Invesco Quality Income Fund – Class R6	2.48%	—	12,488	—	(279)	—	111	1,042	12,209
PowerShares 1-30 Laddered Treasury Portfolio-ETF	2.45%	—	12,363	—	(284)	—	64	379	12,079
Total Fixed-Income Funds		—	24,851	—	(563)	—	175		24,288

Foreign Equity Funds–27.62%
Invesco International Companies Fund – Class R6	4.84%	—	24,755	—	(879)	—	—	1,988	23,876
Invesco International Growth Fund – Class R6	7.38%	—	37,127	—	(770)	—	—	998	36,357
iShares Core MSCI EAFE ETF(b)	2.48%	—	12,413	—	(159)	—	—	186	12,254
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	7.79%	—	39,426	—	(1,028)	—	102	860	38,398
PowerShares FTSE RAFI Emerging Markets Portfolio-ETF	2.57%	—	12,350	—	345	—	17	540	12,695
PowerShares S&P Emerging Markets Low Volatility Portfolio-ETF	2.56%	—	12,382	—	218	—	11	478	12,600
Total Foreign Equity Funds		—	138,453	—	(2,273)	—	130		136,180

Money Market Funds–1.13%
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(c)	0.40%	—	111,835	(109,884)	—	—	10	1,951	1,951
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(c)	0.28%	—	79,882	(78,489)	—	—	8	1,393	1,393
Invesco Treasury Portfolio – Institutional Class, 1.57%(c)	0.45%	—	127,810	(125,581)	—	—	10	2,229	2,229
Total Money Market Funds		—	319,527	(313,954)	—	—	28		5,573
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $501,248)	100.05%	$—	$815,202	$(313,954)	$(8,063)	$—	$1,006		$493,185
OTHER ASSETS LESS LIABILITIES	(0.05)%								(263)
NET ASSETS	100.00%								$492,922

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments

March 31, 2018

(Unaudited)

Invesco Peak RetirementTM 2065 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.06%(a)

	% of Net Assets 03/31/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/18	Value 03/31/18
Domestic Equity Funds–66.00%
Invesco Comstock Fund – Class R6	6.88%	$—	$97,432	$(59,685)	$(1,608)	$(1,450)	$145	1,331	$34,689
Invesco Diversified Dividend Fund – Class R6	9.82%	—	141,633	(88,759)	(2,074)	(1,266)	263	2,537	49,534
Invesco Equally-Weighted S&P 500 Fund – Class R6	8.34%	—	119,538	(75,053)	(1,008)	(1,413)	—	702	42,064
Invesco U.S. Managed Volatility Fund – Class R6	9.68%	—	139,946	(88,588)	(1,134)	(1,437)	—	4,958	48,787
iShares Core S&P 500 ETF(b)	3.95%	—	55,393	(34,763)	(478)	(249)	92	75	19,903
iShares Core S&P Mid-Cap ETF(b)	1.00%	—	13,322	(8,045)	(125)	(88)	19	27	5,064
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio-ETF	5.47%	—	78,463	(49,654)	(505)	(735)	19	214	27,569
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	14.70%	—	209,995	(137,456)	2,134	(558)	62	1,560	74,115
PowerShares S&P MidCap Low Volatility Portfolio-ETF	2.54%	—	35,056	(21,836)	(206)	(204)	54	286	12,810
PowerShares S&P SmallCap Low Volatility Portfolio-ETF	3.62%	—	49,561	(30,399)	(498)	(390)	43	406	18,274
Total Domestic Equity Funds		—	940,339	(594,238)	(5,502)	(7,790)	697		332,809

Fixed-Income Funds–5.07%
Invesco Quality Income Fund – Class R6	2.48%	—	35,478	(22,609)	(125)	(219)	121	1,069	12,525
PowerShares 1-30 Laddered Treasury Portfolio-ETF	2.59%	—	35,430	(21,949)	(84)	(362)	68	409	13,035
Total Fixed-Income Funds		—	70,908	(44,558)	(209)	(581)	189		25,560

Foreign Equity Funds–27.90%
Invesco International Companies Fund – Class R6	4.94%	—	71,264	(44,816)	(901)	(638)	—	2,074	24,909
Invesco International Growth Fund – Class R6	7.43%	—	106,164	(67,188)	(785)	(741)	—	1,028	37,450
iShares Core MSCI EAFE ETF(b)	2.55%	—	35,197	(21,911)	(172)	(267)	—	195	12,847
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	7.93%	—	113,327	(71,208)	(1,090)	(1,024)	106	896	40,005
PowerShares FTSE RAFI Emerging Markets Portfolio-ETF	2.54%	—	34,819	(22,080)	325	(251)	18	545	12,813
PowerShares S&P Emerging Markets Low Volatility-ETF	2.51%	—	34,715	(21,996)	215	(255)	11	481	12,679
Total Foreign Equity Funds		—	395,486	(249,199)	(2,408)	(3,176)	135		140,703

Money Market Funds–1.09%
Invesco Government & Agency Portfolio – Institutional Class, 1.55%(c)	0.38%	—	432,634	(430,701)	—	—	52	1,933	1,933
Invesco Liquid Assets Portfolio – Institutional Class, 1.74%(c)	0.27%	—	309,024	(307,666)	—	22	45	1,380	1,380
Invesco Treasury Portfolio – Institutional Class, 1.57%(c)	0.44%	—	494,438	(492,229)	—	—	58	2,209	2,209
Total Money Market Funds		—	1,236,096	(1,230,596)	—	22	155		5,522
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $512,713)	100.06%	$—	$2,642,829	$(2,118,591)	$(8,119)	$(11,525)	$1,176		$504,594
OTHER ASSETS LESS LIABILITIES	(0.06)%								(325)
NET ASSETS	100.00%								$504,269

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco, or other unaffiliated advisers. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may

Invesco Peak RetirementTM Funds

A.	Security Valuations – (continued)

fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Other Risks – Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Peak RetirementTM Funds

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the period January 3, 2018 (commencement date) through March 31, 2018, there were no material transfers between valuation levels.

Invesco Peak RetirementTM Funds

Invesco Quality Income Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	VK-QINC-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2018

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–104.21%

Collateralized Mortgage Obligations–14.63%

Fannie Mae ACES, 2.18% (1 mo. USD LIBOR + 0.59%), 09/25/2023 (a)	$5,513,643	$ 5,557,128
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	290,723	316,353
Fannie Mae Interest STRIPS, IO, 6.50%, 10/25/2024	135,411	16,367
8.00%, 05/25/2030	668,668	187,135
7.50%, 01/25/2032	218,646	35,092
Fannie Mae REMICs, 2.00%, 06/25/2019	17,237	17,184
7.00%, 09/25/2032	240,136	273,162
6.56%, 06/25/2039(b)	886,263	1,013,901
1.89% (1 mo. USD LIBOR + 0.32%), 01/25/2045 (a)	1,223,037	1,220,056
3.00%, 05/25/2045	2,196,174	2,066,220
2.37% (1 mo. USD LIBOR + 0.50%), 06/25/2046 (a)	776,943	784,262
Fannie Mae REMICs, IO, 3.00%, 10/25/2026 to 02/25/2028	17,484,839	1,551,348
8.00%, 08/18/2027 to 09/18/2027	735,839	156,085
6.00%, 05/25/2033	37,144	8,807
7.00%, 05/25/2033	716,787	171,560
4.78% (1 mo. USD LIBOR + 6.65%), 03/25/2039(a)	9,404,699	746,388
3.50%, 08/25/2042	1,381,252	189,931
1.59%, 03/25/2043(b)	11,981,370	643,725
1.55%, 04/25/2045(b)	13,438,510	664,173
1.33%, 02/25/2056(b)	19,369,669	852,934
Freddie Mac Multifamily Structured Pass Through Securities, 2.02% (12 mo. MTA Rate + 0.74%), 10/25/2021 (a)	1,809,971	1,812,018
Freddie Mac REMICs, 4.50%, 06/15/2018	3,951	3,956
3.00%, 10/15/2018 to 03/15/2035	2,523,641	2,449,579
1.50%, 01/15/2027	4,784,718	4,616,175
2.23% (1 mo. USD LIBOR + 0.45%), 10/15/2036 (a)	1,370,104	1,376,945
2.33% (1 mo. USD LIBOR + 0.55%), 10/15/2036 (a)	1,048,477	1,051,989
1.92% (1 mo. USD LIBOR + 0.35%), 12/15/2036 (a)	6,710,828	6,709,565
1.94% (1 mo. USD LIBOR + 0.37%), 08/15/2038 (a)	1,502,066	1,498,449
2.02% (1 mo. USD LIBOR + 0.45%), 09/15/2040 (a)	1,231,108	1,233,209
2.07% (1 mo. USD LIBOR + 0.50%), 11/15/2041 to 03/15/2042 (a)	3,386,025	3,381,958
1.97% (1 mo. USD LIBOR + 0.40%), 12/15/2042 (a)	5,478,376	5,470,620
2.08% (1 mo. USD LIBOR + 0.30%), 10/15/2043 (a)	4,635,778	4,626,329

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Freddie Mac REMICs, IO, 3.00%, 09/15/2025	$2,812,934	$ 110,489
2.50%, 09/15/2027	2,578,310	167,369
1.46%, 04/15/2038(b)	7,898,845	334,635
1.51%, 08/15/2038(b)	14,493,412	699,978
1.27%, 11/15/2038(b)	12,273,777	567,805
1.58%, 11/15/2038(b)	12,938,356	648,373
1.55%, 02/15/2039(b)	6,285,862	333,007
1.62%, 12/15/2039(b)	13,766,276	728,348
1.63%, 12/15/2039(b)	19,092,113	797,798
1.74%, 10/15/2040(b)	15,858,200	774,132
4.00%, 12/15/2041	1,554,820	179,399
Freddie Mac STRIPS, 1.93% (1 mo. USD LIBOR + 0.35%), 10/15/2037 (a)	7,029,928	7,035,173
Freddie Mac STRIPS, IO, 8.00%, 06/15/2031	1,020,179	267,198
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/2043	1,870,476	2,133,136
Freddie Mac Whole Loan Securities Trust, 3.00%, 09/25/2045	1,820,678	1,744,964
Ginnie Mae REMICs, 5.89%, 01/20/2039(b)	1,811,699	1,981,517
4.49%, 07/20/2041(b)	2,625,336	2,716,179
2.74%, 09/20/2041(b)	2,050,601	2,149,465
2.50%, 10/20/2043	1,116,615	925,688
3.00%, 10/20/2045 to 01/20/2046	8,897,498	8,042,981
		83,040,237

Federal Home Loan Mortgage Corp. (FHLMC)–26.97%

Pass Through Ctfs., 5.00%, 10/01/2018 to 06/01/2040	6,111,173	6,592,237
8.50%, 08/01/2019 to 08/01/2031	239,944	282,573
3.50%, 08/01/2026 to 09/01/2045	8,470,176	8,520,350
6.50%, 05/01/2028 to 08/01/2033	348,626	392,807
6.00%, 03/01/2029	3,583	4,032
2.50%, 02/01/2031	3,867,748	3,788,926
3.00%, 02/01/2032 to 02/01/2032	12,236,649	12,225,503
8.00%, 08/01/2032	208,098	239,890
7.50%, 05/01/2035	335,357	383,290
5.50%, 12/01/2036	223,086	245,231
4.50%, 05/01/2038 to 02/01/2042	17,141,454	18,112,741
5.35%, 07/01/2038 to 10/17/2038	2,244,518	2,426,825
5.80%, 10/01/2038 to 01/20/2039	917,815	994,155
5.45%, 11/25/2038	2,435,771	2,626,754
4.00%, 06/01/2042	4,905,424	5,078,709

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Pass Through Ctfs., ARM, 3.66% (1 yr. USD LIBOR + 1.87%), 07/01/2036 (a)	$1,647,642	$ 1,740,792
4.03% (1 yr. USD LIBOR + 2.05%), 02/01/2037 (a)	116,761	123,264
4.13% (1 yr. USD LIBOR + 2.17%), 03/01/2037 (a)	550,528	585,169
3.70% (1 yr. USD LIBOR + 1.88%), 05/01/2037 (a)	548,602	576,673
3.73% (1 yr. USD LIBOR + 1.98%), 11/01/2037 (a)	1,334,531	1,398,838
3.91% (1 yr. USD LIBOR + 2.06%), 01/01/2038 (a)	410,511	434,230
3.60% (1 yr. USD LIBOR + 1.85%), 03/01/2041 (a)	123,940	129,986
Pass Through Ctfs., TBA, 3.00%, 05/01/2033 to 05/01/2048(c)	39,200,000	38,323,750
3.50%, 05/01/2048(c)	30,000,000	30,007,512
4.00%, 05/01/2048(c)	17,500,000	17,925,686
		153,159,923

Federal National Mortgage Association (FNMA)–45.79%

Pass Through Ctfs., 7.00%, 07/01/2018 to 12/01/2033	290,508	303,865
4.50%, 05/01/2019 to 07/01/2044	13,767,358	14,504,041
8.00%, 07/01/2020 to 04/01/2033	485,119	571,463
6.50%, 06/01/2022 to 11/01/2038	2,512,652	2,806,606
5.50%, 11/01/2022 to 04/01/2038	7,664,129	8,375,958
4.00%, 06/01/2024 to 05/01/2045	26,890,660	27,758,700
5.00%, 06/01/2027 to 01/01/2041	5,674,729	6,122,713
3.00%, 02/01/2028 to 11/01/2045	18,166,786	18,028,902
9.50%, 04/01/2030	45,654	51,943
3.50%, 11/01/2030 to 04/01/2046	42,995,360	43,287,476
2.50%, 02/01/2032	7,115,405	6,974,193
5.63%, 08/01/2032	361,232	380,646
8.50%, 10/01/2032	430,991	519,426
6.00%, 12/01/2035 to 05/01/2040	2,624,756	2,931,044
7.50%, 08/01/2037	522,082	614,657
5.45%, 01/01/2038	378,754	398,100
Pass Through Ctfs., ARM, 3.69% (1 yr. USD LIBOR + 1.73%), 03/01/2038 (a)	223,914	233,728
3.11% (1 yr. USD LIBOR + 1.30%), 02/01/2039 (a)	1,948,240	2,015,334
3.05% (1 yr. USD LIBOR + 1.67%), 08/01/2042 (a)	824,424	832,008
2.76% (1 yr. USD LIBOR + 1.61%), 03/01/2046 (a)	3,878,565	3,888,163
Pass Through Ctfs., TBA, 2.50%, 05/01/2033(c)	19,500,000	19,078,827
3.00%, 05/01/2033 to 05/01/2048(c)	45,500,000	44,604,881
3.50%, 05/01/2048(c)	51,900,000	51,898,619
4.00%, 05/01/2048(c)	3,700,000	3,788,996
		259,970,289

	Principal Amount	Value

Government National Mortgage Association (GNMA)–16.82%

Pass Through Ctfs., 9.00%, 04/15/2018 to 08/15/2024	$104,618	$ 105,317
9.50%, 10/15/2018 to 06/15/2022	59,415	59,915
8.00%, 02/15/2020 to 12/15/2021	54,744	54,945
7.00%, 11/15/2022 to 01/15/2029	260,285	273,338
6.50%, 04/15/2026 to 11/15/2028	128,994	144,350
6.00%, 01/15/2028 to 04/20/2029	300,971	336,877
5.50%, 05/15/2033 to 10/15/2034	763,646	839,483
5.00%, 11/20/2037	849,156	890,249
3.50%, 07/20/2046	7,855,418	7,962,331
4.00%, 02/20/2048	4,160,868	4,311,838
Pass Through Ctfs., ARM , 2.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 10/20/2047 (a)	4,925,754	4,898,184
Pass Through Ctfs., TBA, 3.00%, 05/01/2048(c)	26,100,000	25,629,078
3.50%, 05/01/2048(c)	32,500,000	32,750,234
4.00%, 05/01/2048(c)	16,800,000	17,237,600
		95,493,739
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $606,597,117)		591,664,188

Asset-Backed Securities–36.20%

Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, Variable Rate Pass Through Ctfs., 3.41%, 10/25/2035(b)	647,598	605,344
Agate Bay Mortgage Trust, Series 2015-2, Class B1, Variable Rate Pass Through Ctfs., 3.73%, 03/25/2045(b)(d)	3,555,624	3,518,852
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 4.17% (6 mo. USD LIBOR + 2.00%), 06/25/2045(a)	408,309	412,380
Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.81%, 01/25/2047(b)(d)	766,603	757,080
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/2036	91,028	87,549
Series 2006-A, Class 1A1, Variable Rate Pass Through Ctfs., 3.64%, 02/20/2036(b)	919,147	913,459
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, Variable Rate Pass Through Ctfs., 3.66%, 03/25/2035(b)	1,682,668	1,654,234
BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, Floating Rate Pass Through Ctfs., 2.77% (1 mo. USD LIBOR + 1.12%), 03/15/2037(a)(d)	6,500,000	6,450,209

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class B, Floating Rate Pass Through Ctfs., 2.73% (1 mo. USD LIBOR + 0.95%), 05/15/2030(a)(d)	$5,100,000	$5,114,201
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, Floating Rate Pass Through Ctfs., 2.75% (1 mo. USD LIBOR + 0.97%), 07/15/2032 (a)(d)	3,000,000	3,009,565
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 2.83% (1 mo. USD LIBOR + 1.05%), 07/15/2032 (a)(d)	2,954,000	2,961,567
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 3.37%, 12/25/2035(b)	43,877	43,351
Series 2007-A2, Class 2A1, Variable Rate Pass Through Ctfs., 3.61%, 07/25/2037(b)	846,604	863,173
Series 2007-A2, Class 2A4, Variable Rate Pass Through Ctfs., 3.61%, 07/25/2037(b)	782,082	787,779
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(d)	3,202,459	3,178,798
Series 2016-2, Class M4, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(d)	3,124,491	2,998,865
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 2.41% (1 mo. USD LIBOR + 0.54%), 02/25/2035(a)	438,038	419,854
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Variable Rate Pass Through Ctfs., 3.23%, 09/25/2034(b)	1,798,852	1,749,926
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.53%, 08/25/2034(b)	289,710	283,164
Series 2005-11, Class A2A, Floating Rate Pass Through Ctfs., 3.63% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035 (a)	2,253,203	2,282,669
Series 2006-AR2, Class 1A2, Variable Rate Pass Through Ctfs., 3.76%, 03/25/2036(b)	77,318	76,416
Series 2012-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.46%, 08/25/2036(b)(d)	278,686	278,975
COLT Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 05/27/2047(b)(d)	1,730,245	1,720,718
Series 2017-1, Class A3, Variable Rate Pass Through Ctfs., 3.07%, 05/27/2047(b)(d)	2,018,620	2,025,454
Series 2017-2, Class A2A, Variable Rate Pass Through Ctfs., 2.57%, 10/25/2047(b)(d)	3,329,867	3,341,894

	Principal Amount	Value
Commercial Mortgage Trust, Series 2013-LC13, Class XA, IO, Variable Rate Pass Through Ctfs., 1.26%, 08/10/2046(b)	$41,297,013	$1,514,927
Series 2014-FL5, Class B, Floating Rate Pass Through Ctfs., 3.89% (1 mo. USD LIBOR + 2.15%), 10/15/2031 (a)(d)	1,400,000	1,394,144
Series 2015-CR24, Class XA, IO, Variable Rate Pass Through Ctfs., 0.81%, 08/10/2048(b)	43,419,115	2,016,900
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 5A1, Variable Rate Pass Through Ctfs., 3.77%, 06/25/2034(b)	1,496,713	1,500,603
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.50%, 08/25/2043(b)(d)	1,543,790	1,536,312
Series 2013-7, Class B1, Variable Rate Pass Through Ctfs., 3.58%, 08/25/2043(b)(d)	4,976,170	4,946,215
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, Variable Rate Pass Through Ctfs., 3.50%, 05/25/2045(b)(d)	2,860,826	2,843,392
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, Variable Rate Pass Through Ctfs., 5.34%, 08/10/2044(b)(d)	5,000,000	5,279,796
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, Variable Rate Pass Through Ctfs., 3.31%, 06/27/2037(b)(d)	3,612,225	3,666,767
Ford Credit Auto Owner Trust, Series 2016-1, Class A, Pass Through Ctfs., 2.31%, 08/15/2027(d)	6,109,000	6,018,265
FREMF Mortgage Trust, Series 2017-KF41, Class B, Floating Rate Pass Through Ctfs., 4.17% (1 mo. USD LIBOR + 2.50%), 11/25/2024(a)(d)	1,217,758	1,227,087
Galton Funding Mortgage Trust, Series 2018-1, Class A33, Variable Rate Pass Through Ctfs., 3.50%, 11/25/2057(b)(d)	4,679,981	4,667,841
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, Variable Rate Pass Through Ctfs., 3.74%, 06/19/2035(b)	1,831,095	1,804,295
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 2.14% (1 mo. USD LIBOR + 0.27%), 07/25/2037(a)	137,498	131,787
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, Variable Rate Pass Through Ctfs., 3.74%, 09/25/2034(b)	220,867	222,771
Series 2004-12, Class 3A6, Variable Rate Pass Through Ctfs., 3.55%, 12/25/2034(b)	975,513	984,731

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, Pass Through Ctfs., 2.73%, 03/25/2021(d)	$6,000,000	$ 5,957,037
Home Partners of America Trust, Series 2017-1, Class C, Floating Rate Pass Through Ctfs., 3.36% (1 mo. USD LIBOR + 1.55%), 07/17/2034(a)(d)	3,000,000	3,027,241
Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 3.71% (1 mo. USD LIBOR + 1.90%), 07/17/2034(a)(d)	6,620,000	6,706,524
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class E, Floating Rate Pass Through Ctfs., 4.13% (1 mo. USD LIBOR + 2.35%), 08/09/2032(a)(d)	2,000,000	2,013,161
Invitation Homes Trust, Series 2017-SFR2, Class C, Floating Rate Pass Through Ctfs., 3.26% (1 mo. USD LIBOR + 1.45%), 12/17/2036(a)(d)	3,208,000	3,233,372
Series 2017-SFR2, Class D, Floating Rate Pass Through Ctfs., 3.61% (1 mo. USD LIBOR + 1.80%), 12/17/2036(a)(d)	2,916,000	2,941,779
JP Morgan Mortgage Trust, Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 3.70%, 02/25/2035(b)	1,968,820	2,015,554
Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 3.60%, 06/25/2035(b)	1,186,116	1,167,044
Series 2005-A6, Class 7A1, Variable Rate Pass Through Ctfs., 3.65%, 08/25/2035(b)	768,805	$ 752,552
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/2044(b)(d)	3,081,612	3,108,089
Series 2015-3, Class A3, Variable Rate Pass Through Ctfs., 3.50%, 05/25/2045(b)(d)	4,685,846	4,663,148
Series 2015-5, Class A2, Variable Rate Pass Through Ctfs., 2.89%, 05/25/2045(b)(d)	2,453,956	2,449,769
Series 2016-5, Class A1, Variable Rate Pass Through Ctfs., 2.60%, 12/25/2046(b)(d)	2,873,098	2,853,364
Series 2017-5, Class A1, Variable Rate Pass Through Ctfs., 3.18%, 10/26/2048(b)(d)	4,771,996	4,761,832
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $3,962,036)(d)	3,828,054	3,899,830
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25% (PNMR - 3.00%), 09/08/2039 (Acquired 11/05/2010-06/05/2012; Cost $5,694,552)(a)(d)	5,504,109	5,621,071

	Principal Amount	Value
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(d)	$284,521	$ 283,326
Luminent Mortgage Trust, Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.11% (1 mo. USD LIBOR + 0.24%), 04/25/2036 (a)	72,122	61,211
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 3.38%, 11/25/2035(b)	736,991	743,471
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 2.33% (1 mo. USD LIBOR + 0.46%), 03/25/2030 (a)	948,446	923,365
Mill City Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 11/25/2058(b)(d)	3,340,454	3,314,959
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(b)	1,903,437	1,906,329
Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 5.40% (1 mo. USD LIBOR + 3.66%), 08/15/2026 (a)(d)	2,150,000	2,182,492
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, Floating Rate, Pass Through Ctfs. 2.46% (1 mo. USD LIBOR + 0.68%), 10/17/2022(a)(d)	3,800,000	3,814,784
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 4.49% (1 mo. USD LIBOR + 2.70%), 07/14/2034(a)(d)	3,345,000	3,346,646
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 2.14% (1 mo. USD LIBOR + 0.27%), 02/25/2046(a)	54,702	24,915
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs., 3.59%, 07/26/2045 (Acquired 01/31/2011-02/23/2016; Cost $1,258,492)(b)(d)	1,266,381	1,297,192
Sequoia Mortgage Trust, Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/2043(b)	1,354,025	1,295,886
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/2043(b)(d)	2,280,040	2,287,432
Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 3.73% (1 mo. USD LIBOR + 1.95%), 01/17/2035(a)(d)	5,750,000	5,820,551

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, Variable Rate Pass Through Ctfs., 3.44%, 06/25/2034(b)	$2,239,880	$2,340,243
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 1.92% (1 mo. USD LIBOR + 0.30%), 09/25/2034 (a)	452,672	425,967
Series 2004-20, Class 3A1, Variable Rate Pass Through Ctfs., 3.37%, 01/25/2035(b)	272,869	268,283
Structured Asset Mortgage Investments, II Trust, Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 2.33% (1 mo. USD LIBOR + 0.46%), 05/25/2045(a)	1,265,839	1,187,022
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Variable Rate Pass Through Ctfs., 3.55%, 11/25/2032(b)	190,823	182,560
Thornburg Mortgage Securities Trust, Series 2005-2, Class A1, Variable Rate Pass Through Ctfs., 3.47%, 07/25/2045(b)	2,913,688	2,845,427
Towd Point Mortgage Trust, Series 2015-4, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/2055(b)(d)	1,036,731	1,044,690
Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)(d)	5,518,945	5,485,705
Verus Securitization Trust, Series 2017-2A, Class A2, Pass Through Ctfs., 2.64%, 07/25/2047(b)(d)	3,890,154	3,872,896
Series 2017-2A, Class A3, Pass Through Ctfs., 2.85%, 07/25/2047(b)(d)	3,890,154	3,879,634
Series 2018-1, Class A3, Variable Rate Pass Through Ctfs., 3.21%, 02/25/2048(b)(d)	4,837,874	4,844,928
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(b)	457,017	456,367
WaMu Mortgage Pass-Through Trust, Series 2007-HY2, Class 2A1, Variable Rate Pass Through Ctfs., 3.46%, 11/25/2036(b)	193,787	183,493
Wells Fargo Commercial Mortgage Trust, Series 2018- BXI, Class C, Floating Rate Pass Through Ctfs., 2.93% (1 mo. USD LIBOR + 1.16%), 12/15/2036(a)(d)	1,500,000	1,501,101

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, Variable Rate Pass Through Ctfs., 3.91%, 03/25/2035(b)	$174,095	$178,113
Series 2005-AR12, Class 1A1, Variable Rate Pass Through Ctfs., 3.71%, 05/25/2035(b)	618,934	632,479
Series 2006-AR6, Class 3A1, Variable Rate Pass Through Ctfs., 3.76%, 03/25/2036(b)	2,395,556	2,320,947
Series 2006-AR6, Class 7A2, Variable Rate Pass Through Ctfs., 3.65%, 03/25/2036(b)	1,378,800	1,392,537
Series 2006-AR7, Class 2A5, Variable Rate Pass Through Ctfs., 3.41%, 05/25/2036(b)	1,393,102	1,421,981
Series 2006-AR8, Class 2A3, Variable Rate Pass Through Ctfs., 3.60%, 04/25/2036(b)	819,232	831,864
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class D, Variable Rate Pass Through Ctfs., 5.12%, 12/15/2046(b)(d)	2,600,000	2,485,950
Total Asset-Backed Securities (Cost $203,962,660)		205,547,422

Agency Credit Risk Transfer Notes–5.15%

Fannie Mae Connecticut Avenue Securities, 3.97% (1 mo. USD LIBOR + 2.10%), 08/25/2028 (a)	113,845	114,271
Freddie Mac, Series 2015-DNA1, Class M2, Floating Rate STACR® Debt Notes, 3.72% (1 mo. USD LIBOR + 1.85%), 10/25/2027 (a)	6,325,000	6,457,339
Series 2015-HQ1, Class M3, Floating Rate STACR® Debt Notes, 5.67% (1 mo. USD LIBOR + 3.80%), 03/25/2025 (a)	5,000,000	5,400,273
Series 2016-DNA1, Class M2, Floating Rate STACR® Debt Notes, 4.77% (1 mo. USD LIBOR + 2.90%), 07/25/2028 (a)	5,087,575	5,220,723
Series 2016-HQA1, Class M2, Floating Rate STACR® Debt Notes, 4.62% (1 mo. USD LIBOR + 2.75%), 09/25/2028 (a)	3,872,000	3,962,287
Series 2016-HQA2, Class M2, Floating Rate STACR® Debt Notes, 4.12% (1 mo. USD LIBOR + 2.25%), 11/25/2028 (a)	2,683,931	2,751,078
Series 2016-HQA4, Class M2, Floating Rate STACR® Debt Notes, 3.17% (1 mo. USD LIBOR + 1.30%), 04/25/2029 (a)	500,000	507,587
Series 2017-DNA2, Class M1, Floating Rate STACR® Debt Notes, 3.07% (1 mo. USD LIBOR + 1.20%), 10/25/2029 (a)	4,755,375	4,808,935
Total Agency Credit Risk Transfer Notes (Cost $29,360,239)		29,222,493

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value

Certificate of Deposit–1.76%

Wells Fargo Bank, N.A., 2.40% (1 mo. USD LIBOR + 0.52%) 03/27/2019 (Cost $10,000,000) (a)	$10,000,000	$9,998,470

	Shares

Exchange-Traded Fund–0.27%

PowerShares Variable Rate Investment Grade Portfolio (Cost $1,514,406)(e)	60,000	1,506,600

	Principal Amount

U.S. Treasury Bills–0.23%(f)

1.59%, 07/26/2018	$75,000	74,579
1.60%, 07/26/2018(g)	865,000	860,146
1.72%, 07/26/2018(g)	70,000	69,607
1.73%, 07/26/2018	325,000	323,176
Total U.S. Treasury Bills (Cost $1,327,968)		1,327,508

	Shares	Value

Money Market Funds–1.36%

Invesco Government & Agency Portfolio –Institutional Class, 1.55% (h)	2,704,341	$ 2,704,341
Invesco Liquid Assets Portfolio –Institutional Class, 1.74% (h)	1,931,248	1,931,055
Invesco Treasury Portfolio –Institutional Class, 1.57% (h)	3,090,675	3,090,675
Total Money Market Funds (Cost $7,726,457)		7,726,071
TOTAL INVESTMENTS IN SECURITIES–149.18% (Cost $860,488,847)		846,992,752
OTHER ASSETS LESS LIABILITIES–(49.18)%		(279,216,695)
NET ASSETS–100.00%		$ 567,776,057

Investment Abbreviations:

ACES	— Automatically Convertible Extendable Security
ARM	— Adjustable Rate Mortgage
Ctfs.	— Certificates
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MTA	— Moving Treasury Average
PNMR	— Panamanian Mortgage Reference Rate
REMICs	— Real Estate Mortgage Investment Conduits
STACR®	— Structured Agency Credit Risk
STRIPS	— Separately Traded Registered Interest and Principal Security
TBA	— To Be Announced
USD	— U.S. Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2018.

(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect March 31, 2018.

(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2018 was $163,634,500, which represented 28.82% of the Fund’s Net Assets.

(e)	PowerShares Variable Rate Investment Grade Portfolio and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of March 31, 2018 represented less than 1% of the Fund’s Net Assets. See Note 3.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury Long Bonds	31	June-2018	$4,545,375	$ 106,489	$ 106,489
Short Futures Contracts
U.S. Treasury 2 Year Notes	292	June-2018	(62,081,938)	(2,438)	(2,438)
U.S. Treasury 5 Year Notes	410	June-2018	(46,928,985)	(178,429)	(178,429)
U.S. Treasury 10 Year Ultra Bonds	8	June-2018	(969,125)	(7,769)	(7,769)
U.S. Treasury Ultra Bonds	10	June-2018	(1,604,687)	(21,305)	(21,305)
Subtotal—Short Futures Contracts				(209,941)	(209,941)
Total Futures Contracts—Interest Rate Risk				$ (103,452)	$ (103,452)

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Quality Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to

Invesco Quality Income Fund

D.	Futures Contracts – (continued)

liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco Quality Income Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$591,664,188	$—	$591,664,188
Asset-Backed Securities	—	205,547,422	—	205,547,422
Agency Credit Risk Transfer Notes	—	29,222,493	—	29,222,493
Certificates of Deposit	—	9,998,470	—	9,998,470
Exchange-Traded Fund	1,506,600	—	—	1,506,600
U.S. Treasury Bills	—	1,327,508	—	1,327,508
Money Market Funds	7,726,071	—	—	7,726,071
Total Investments in Securities	9,232,671	837,760,081	—	846,992,752
Other Investments – Assets*
Futures Contracts	106,489	—	—	106,489
Other Investments – Liabilities*
Futures Contracts	(209,941)	—	—	(209,941)
Total Other Investments	(103,452)	—	—	(103,452)
Total Investments	$9,129,219	$837,760,081	$—	$846,889,300
*	Unrealized appreciation (depreciation).

NOTE 3 — Investments in Affiliates

The Fund’s Adviser and the adviser for PowerShares Variable Rate Investment Grade Portfolio are subsidiaries of Invesco Ltd. and therefore, PowerShares Variable Rate Investment Grade Portfolio is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in PowerShares Variable Rate Investment Grade Portfolio for the three months ended March 31, 2018.

	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 03/31/18	Dividend Income
PowerShares Variable Rate Investment Grade Portfolio	$ 1,511,400	$ —	$—	$ (4,800)	$—	$1,506,600	$9,107

Invesco Quality Income Fund

Invesco Small Cap Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2018

invesco.com/us	SCG-QTR-1	05/18	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.13%

Aerospace & Defense–1.81%

BWX Technologies, Inc.	449,130	$ 28,533,229
TransDigm Group, Inc.	79,558	24,419,532
		52,952,761

Alternative Carriers–0.69%

Cogent Communications Holdings, Inc.	463,938	20,134,909

Apparel Retail–0.62%

Urban Outfitters, Inc. (b)	487,028	18,000,555

Apparel, Accessories & Luxury Goods–1.28%

Carter’s, Inc.	185,142	19,273,282
G-III Apparel Group, Ltd. (b)	483,175	18,206,034
		37,479,316

Application Software–7.11%

Aspen Technology, Inc. (b)	481,348	37,973,544
BlackLine, Inc. (b)	375,907	14,739,314
Fair Isaac Corp. (b)	205,360	34,781,823
Guidewire Software Inc. (b)	388,598	31,410,376
Pegasystems Inc.	445,282	27,006,353
RealPage, Inc. (b)	587,260	30,243,890
Ultimate Software Group, Inc. (The) (b)	129,076	31,455,821
		207,611,121

Asset Management & Custody Banks–0.32%

WisdomTree Investments, Inc.	1,013,304	9,291,998

Auto Parts & Equipment–1.31%

Cooper-Standard Holdings Inc. (b)	154,441	18,966,899
Visteon Corp. (b)	175,930	19,394,523
		38,361,422

Biotechnology–5.95%

Adamas Pharmaceuticals, Inc. (b)(c)	760,429	18,174,253
Agios Pharmaceuticals, Inc. (b)	375,557	30,713,051
Amicus Therapeutics, Inc. (b)	1,415,994	21,296,550
Exelixis, Inc. (b)	893,344	19,787,569
Halozyme Therapeutics, Inc. (b)	1,691,781	33,141,990
Neurocrine Biosciences, Inc. (b)	405,390	33,618,993
Repligen Corp. (b)	468,477	16,949,498
		173,681,904

Brewers–0.51%

Boston Beer Co., Inc. (The) -Class A (b)	78,812	14,899,409

Building Products–1.55%

A.O. Smith Corp.	445,460	28,326,802

	Shares	Value

Building Products–(continued)

Masonite International Corp. (b)	274,955	$ 16,868,489
		45,195,291

Casinos & Gaming–0.98%

Penn National Gaming, Inc. (b)	1,090,965	28,648,741

Commercial Printing–0.77%

Deluxe Corp.	305,361	22,599,768

Construction Machinery & Heavy Trucks–1.40%

WABCO Holdings Inc. (b)	153,782	20,586,796
Wabtec Corp.	249,208	20,285,531
		40,872,327

Construction Materials–1.01%

Martin Marietta Materials, Inc.	142,990	29,641,827

Data Processing & Outsourced Services–1.47%

Euronet Worldwide, Inc. (b)	295,551	23,324,885
ExlService Holdings, Inc. (b)	349,533	19,493,455
		42,818,340

Distributors–1.05%

Pool Corp.	208,888	30,543,603

Electronic Components–1.68%

II-VI Inc. (b)	486,280	19,888,852
Littelfuse, Inc.	140,044	29,154,360
		49,043,212

Electronic Equipment & Instruments–3.54%

Cognex Corp.	591,042	30,728,274
National Instruments Corp.	488,544	24,705,670
Trimble Inc. (b)	610,042	21,888,307
Zebra Technologies Corp. -Class A (b)	186,117	25,905,625
		103,227,876

Financial Exchanges & Data–0.92%

MarketAxess Holdings, Inc.	123,113	26,769,691

Footwear–0.80%

Steven Madden, Ltd.	529,854	23,260,591

Health Care Equipment–3.78%

Cantel Medical Corp.	245,987	27,405,412
DexCom Inc. (b)	253,789	18,820,992
Hill-Rom Holdings, Inc.	262,418	22,830,366
Integra LifeSciences Holdings Corp. (b)	416,019	23,022,491
Nevro Corp. (b)	210,931	18,281,390
		110,360,651

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Health Care Facilities–1.57%

Encompass Health Corp.	425,500	$ 24,325,835
Select Medical Holdings Corp. (b)	1,240,690	21,401,902
		45,727,737

Health Care Services–0.94%

Chemed Corp.	100,401	27,395,417

Health Care Supplies–2.47%

Align Technology, Inc. (b)	83,204	20,895,020
Halyard Health, Inc. (b)	518,075	23,872,896
ICU Medical, Inc. (b)	108,254	27,323,310
		72,091,226

Health Care Technology–0.57%

Medidata Solutions, Inc. (b)	263,606	16,557,093

Home Entertainment Software–1.54%

Take-Two Interactive Software, Inc. (b)	459,749	44,954,257

Homebuilding–0.11%

Lennar Corp. -Class A	55,209	3,254,018

Industrial Machinery–3.81%

ITT Inc.	488,639	23,933,538
John Bean Technologies Corp.	250,092	28,360,433
Kennametal Inc.	479,749	19,266,720
Lincoln Electric Holdings, Inc.	225,335	20,268,883
Timken Co. (The)	423,800	19,325,280
		111,154,854

Internet Software & Services–2.64%

2U, Inc. (b)	339,684	28,543,646
LogMeIn, Inc.	181,072	20,922,870
Q2 Holdings, Inc. (b)	607,671	27,679,414
		77,145,930

Investment Banking & Brokerage–0.95%

Evercore Inc. -Class A	316,781	27,623,303

IT Consulting & Other Services–1.74%

Booz Allen Hamilton Holding Corp.	629,201	24,362,663
EPAM Systems, Inc. (b)	231,178	26,474,504
		50,837,167

Leisure Facilities–0.74%

Six Flags Entertainment Corp.	346,784	21,590,772

Leisure Products–0.75%

Brunswick Corp.	370,158	21,983,684

Life & Health Insurance–0.75%

American Equity Investment Life Holding Co.	750,940	22,047,598

Life Sciences Tools & Services–1.98%

Bio-Techne Corp.	192,570	29,085,773

	Shares	Value

Life Sciences Tools & Services–(continued)

PerkinElmer, Inc.	379,823	$ 28,760,197
		57,845,970

Managed Health Care–1.21%

HealthEquity, Inc. (b)	584,501	35,385,691

Metal & Glass Containers–0.97%

Berry Global Group, Inc. (b)	517,790	28,380,070

Movies & Entertainment–0.32%

IMAX Corp. (b)	492,223	9,450,682

Multi-Line Insurance–0.84%

American Financial Group, Inc.	219,808	24,666,854

Office REITs–0.45%

Highwoods Properties, Inc.	303,091	13,281,448

Office Services & Supplies–0.29%

MSA Safety Inc.	66,725	5,554,189
Pitney Bowes Inc.	258,157	2,811,330
		8,365,519

Oil & Gas Drilling–0.54%

Patterson-UTI Energy, Inc.	897,504	15,715,295

Oil & Gas Exploration & Production–2.74%

Centennial Resource Development, Inc. -Class A (b)	1,187,595	21,792,368
Energen Corp. (b)	417,858	26,266,554
Laredo Petroleum, Inc. (b)	1,264,270	11,011,792
Parsley Energy, Inc. -Class A (b)	719,614	20,861,610
		79,932,324

Packaged Foods & Meats–0.65%

Lancaster Colony Corp.	153,734	18,930,805

Pharmaceuticals–4.07%

Aerie Pharmaceuticals, Inc. (b)	364,663	19,782,968
Catalent, Inc. (b)	506,969	20,816,147
GW Pharmaceuticals PLC -ADR (United Kingdom)(b)(c)	160,371	18,069,000
Intersect ENT, Inc. (b)	614,300	24,141,990
Nektar Therapeutics (b)	337,808	35,895,478
		118,705,583

Property & Casualty Insurance–1.37%

Hanover Insurance Group Inc. (The)	205,892	24,272,608
RLI Corp.	247,834	15,710,197
		39,982,805

Regional Banks–3.67%

BankUnited, Inc.	475,801	19,022,524
Cathay General Bancorp	587,697	23,496,126
Cullen/Frost Bankers, Inc.	249,948	26,511,984
MB Financial, Inc.	495,055	20,039,827

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Regional Banks–(continued)

Sterling Bancorp	801,667	$ 18,077,591
		107,148,052

Research & Consulting Services–1.42%

CoStar Group Inc. (b)	114,353	41,473,546

Restaurants–2.96%

Dunkin’ Brands Group, Inc.	365,391	21,810,189
Jack in the Box Inc.	188,015	16,043,320
Texas Roadhouse, Inc.	446,923	25,823,211
Wendy’s Co. (The)	1,294,044	22,710,472
		86,387,192

Security & Alarm Services–0.88%

Brink’s Co. (The)	360,576	25,727,098

Semiconductor Equipment–1.09%

MKS Instruments, Inc.	274,982	31,801,668

Semiconductors–4.03%

Integrated Device Technology, Inc. (b)	750,914	22,947,932
Monolithic Power Systems, Inc.	194,888	22,562,184
Power Integrations, Inc.	255,431	17,458,709
Semtech Corp. (b)	582,642	22,752,170
Silicon Laboratories Inc. (b)	355,254	31,937,334
		117,658,329

Specialized REITs–0.55%

CubeSmart	575,024	16,215,677

Specialty Chemicals–1.68%

Ingevity Corp. (b)	333,451	24,572,004
PolyOne Corp.	576,259	24,502,533
		49,074,537

Specialty Stores–0.97%

Five Below, Inc. (b)	387,743	28,437,072

Systems Software–2.67%

CommVault Systems, Inc. (b)	433,012	24,768,286
Proofpoint, Inc. (b)	236,212	26,845,494
Qualys, Inc. (b)	361,462	26,296,361
		77,910,141

Trading Companies & Distributors–1.40%

Univar Inc. (b)	690,217	19,153,522
Watsco, Inc.	119,364	21,601,303
		40,754,825

Trucking–3.25%

Knight-Swift Transportation Holdings Inc.	805,921	37,080,425
Landstar System, Inc.	207,677	22,771,783

	Shares	Value

Trucking–(continued)

Old Dominion Freight Line, Inc.	238,393	$ 35,036,619
		94,888,827
Total Common Stocks & Other Equity Interests (Cost $1,818,614,035)		2,835,878,379

Money Market Funds–3.53%

Invesco Government & Agency Portfolio – Institutional Class, 1.55% (d)	34,186,045	34,186,045
Invesco Liquid Assets Portfolio – Institutional Class, 1.74% (d)	27,395,529	27,392,790
Invesco Treasury Portfolio – Institutional Class, 1.57% (d)	41,326,925	41,326,925
Total Money Market Funds (Cost $102,911,211)		102,905,760
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.66% (Cost $1,921,525,246)		2,938,784,139

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.45%

Invesco Government & Agency Portfolio - Institutional Class, 1.55% (Cost $13,150,115)(d)(e)	13,150,115	13,150,115
TOTAL INVESTMENTS IN SECURITIES–101.11% (Cost $1,934,675,361)		2,951,934,254
OTHER ASSETS LESS LIABILITIES–(1.11)%		(32,295,129)
NET ASSETS–100.00%		$ 2,919,639,125

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Small Cap Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Small Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2018, there were no material transfers between valuation levels.

Invesco Small Cap Growth Fund

Item 2.	Controls and Procedures.

(a)	As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.